UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07343

The Prudential Investment Portfolios Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Lori E. Bostrom

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-1495

Date of fiscal year end: 9/30/2004

Date of reporting period: 3/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Growth Fund

MARCH 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Medium to large capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 3/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	12.15%	34.56%	–22.71%	N/A	76.12%

Class B	11.73	33.59	–25.55	N/A	65.47

Class C	11.73	33.59	–25.55	N/A	65.47

Class Z	12.30	34.97	–21.71	154.16%	200.68

S&P 500 Index[3]	14.07	35.10	–5.86	201.77	***

Russell 1000 Growth Index[4]	11.28	32.18	–27.11	154.41	****

Lipper Large-Cap Growth Funds Avg.[5]	10.79	29.15	–21.12	122.90	*****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		27.16%	–6.09%	N/A	6.24%

Class B		28.59	–5.89	N/A	6.17

Class C		32.59	–5.73	N/A	6.17

Class Z		34.97	–4.78	9.78%	10.14

S&P 500 Index[3]		35.10	–1.20	11.68	***

Russell 1000 Growth Index[4]		32.18	–6.13	9.79	****

Lipper Large-Cap Growth Funds Avg.[5]		29.15	–4.95	8.13	*****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for

2	Visit our website at www.jennisondryden.com

Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception dates: Class A, B, and C, 11/2/95, and Class Z, 4/15/96. On 9/20/96, The Prudential Institutional Fund/Growth Stock Fund merged into Jennison Growth Fund, Class Z shares. Performance for Class Z shares prior to 9/20/96 is for the Growth Stock Fund, which had an inception date of 11/5/92. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios and forecasted growth rates, and relatively low dividend yields. 5As of March 31, 2004, Lipper Inc. includes the Fund in its Lipper Large-Cap Growth Funds Average (Lipper Average). The Lipper Average represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P 500 Index Closest Month-End to Inception cumulative total returns are 121.70% for Class A, B, and C, and 234.45% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 9.92% for Class A, B, and C, and 11.15% for Class Z. ****Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns are 80.50% for Class A, B, and C, and 163.64% for Class Z. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns are 7.27% for Class A, B, and C, and 8.86% for Class Z. *****Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns are 69.77% for Class A, B, and C, and 154.62% for Class Z. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns are 6.25% for Class A, B, and C, and 8.30% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/04
Cisco Systems, Inc., Communications Equipment	3.3%

Intel Corp., Semiconductors & Semiconductor Equipment	3.0

Pfizer, Inc., Pharmaceuticals	2.6

Texas Instruments, Inc., Semiconductors & Semiconductor Equipment	2.5

Citigroup, Inc., Diversified Financial Services	2.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/04
Pharmaceuticals	9.8%

Capital Markets	7.8

Semiconductors & Semiconductor Equipment	7.6

Software	6.6

Computers & Peripherals	6.5

Industry weightings are subject to change

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Biotechnology 6.2%

1,376,900	Amgen, Inc.(a)(b)	$80,094,273
615,400	Genentech, Inc.(a)(b)	65,121,628
888,900	Gilead Sciences, Inc.(a)(b)	49,573,953
819,100	MedImmune, Inc.(a)(b)	18,904,828

		213,694,682

Capital Markets 7.8%

654,600	Goldman Sachs Group, Inc.	68,307,510
1,502,000	J. P. Morgan Chase & Co.	63,008,900
213,700	Lehman Brothers Holdings, Inc.	17,709,319
1,019,400	Merrill Lynch & Co., Inc.	60,715,464
1,085,500	State Street Corp.	56,587,115

		266,328,308

Commercial Services & Supplies 1.7%

670,400	Apollo Group, Inc.(a)	57,728,144

Communications Equipment 5.5%

4,887,100	Cisco Systems, Inc.(a)(b)	114,944,592
1,717,800	Nokia Oyj (ADR) (Finland)(b)	34,836,984
599,900	QUALCOMM, Inc.(b)	39,845,358

		189,626,934

Computers & Peripherals 6.5%

376,700	Apple Computer, Inc.(a)(b)	10,189,735
2,457,200	Dell, Inc.(a)(b)	82,611,064
2,767,700	EMC Corp.(a)(b)	37,668,397
1,555,600	Hewlett-Packard Co.	35,529,904
555,500	International Business Machines Corp.(b)	51,017,120
49,600	Lexmark International, Inc.(a)	4,563,200

		221,579,420

Consumer Finance 2.3%

1,526,600	American Express Co.	79,154,210

Diversified Financial Services 2.5%

1,675,633	Citigroup, Inc.	86,630,226

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Electronic Equipment & Instruments 2.1%

2,309,100	Agilent Technologies, Inc.(a)	$73,036,833

Energy Equipment & Services 3.7%

1,125,600	BJ Services Co.(a)	48,704,712
1,251,500	Schlumberger Ltd.	79,908,275

		128,612,987

Food and Staples Retailing 4.0%

935,000	Costco Wholesale Corp.(a)(b)	35,118,600
880,000	Wal-Mart Stores, Inc.	52,527,200
667,700	Whole Foods Market, Inc.(b)	50,044,115

		137,689,915

Health Care Equipment & Supplies 2.5%

240,100	Alcon, Inc. (Switzerland)(a)(b)	15,198,330
515,500	Guidant Corp.	32,667,235
829,300	Medtronic, Inc.	39,599,075

		87,464,640

Healthcare Providers & Services 0.8%

862,700	Caremark Rx, Inc.(a)(b)	28,684,775

Hotels, Restaurants & Leisure 3.5%

1,672,700	McDonald’s Corp.	47,789,039
1,950,600	Starbucks Corp.(a)(b)	73,635,150

		121,424,189

Household Durables 0.6%

256,800	Harman International Industries, Inc.(b)	20,441,280

Household Products 1.1%

355,500	Procter & Gamble Co.(b)	37,284,840

Industrial Conglomerates 2.4%

2,718,700	General Electric Co.(b)	82,974,724

Insurance 1.2%

574,625	American International Group, Inc.	40,999,494

Internet & Catalog Retail 3.0%

1,030,000	eBay, Inc.(a)(b)	71,409,900
1,017,800	InterActiveCorp.(a)(b)	32,152,302

		103,562,202

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet Software & Services 1.8%

1,270,800	Yahoo!, Inc.(a)(b)	$61,748,172

Media 5.0%

363,400	Clear Channel Communications, Inc.	15,389,990
1,295,100	DIRECTV Group, Inc.(a)(b)	19,918,638
708,400	News Corp. Ltd. (ADR) (Australia)(b)	22,463,364
1,531,400	Univision Communications, Inc. (Class “A” Stock)(a)(b)	50,551,514
1,574,666	Viacom, Inc. (Class “B” Stock)	61,742,654

		170,066,160

Multi-line Retail 1.0%

695,500	Kohl’s Corp.(a)(b)	33,613,515

Oil & Gas 1.4%

262,240	Total SA (ADR) (France)(a)	48,146,642

Personal Products 1.1%

520,100	Avon Products, Inc.(b)	39,459,987

Pharmaceuticals 9.8%

523,800	Allergan, Inc.(b)	44,083,008
844,600	AstraZeneca PLC (ADR) (United Kingdom)(b)	39,468,158
521,300	Eli Lilly & Co.(b)	34,874,970
886,400	Novartis AG (ADR) (Switzerland)(b)	37,760,640
2,555,620	Pfizer, Inc.	89,574,481
385,900	Roche Holding AG (ADR) (Switzerland)(a)(b)	37,695,947
818,200	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(b)	51,882,062

		335,339,266

Semiconductors & Semiconductor Equipment 7.6%

141,200	Amis Holding, Inc.(a)	2,291,676
3,801,100	Intel Corp.(b)	103,389,920
660,600	KLA-Tencor Corp.(a)(b)	33,261,210
733,900	Marvell Technology Group Ltd. (Bermuda)(a)(b)	33,062,195
2,987,400	Texas Instruments, Inc.(b)	87,291,828

		259,296,829

Software 6.6%

312,100	Amdocs Ltd. (Channel Islands)(a)	8,673,259
15,320	Ascential Software Corp.(a)	335,814
1,317,400	Electronic Arts, Inc.(a)(b)	71,086,904
55,800	Mercury Interactive Corp.(a)	2,499,840

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

2,987,900	Microsoft Corp.	$74,607,863
1,722,200	SAP AG (ADR) (Germany)(b)	67,699,682

		224,903,362

Specialty Retail 5.7%

1,799,500	Bed Bath & Beyond, Inc.(a)	75,147,120
599,900	Chico’s FAS, Inc.(a)	27,835,360
650,400	Lowe’s Cos., Inc.(b)	36,506,952
1,437,100	Tiffany & Co.(b)	54,854,107

		194,343,539

Wireless Telecommunication Services 1.2%

1,724,300	Vodafone Group PLC (ADR) (United Kingdom)(b)	41,210,770

	Total long-term investments (cost $2,745,364,031)	3,385,046,045

SHORT-TERM INVESTMENTS 30.5%

Mutual Fund 30.5%

	Dryden Core Investment Fund - Taxable Money Market Series(c)
1,046,900,207	(cost $1,046,900,207; Note 3)	1,046,900,207

Principal Amount (000)
Repurchase Agreement

$278	State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/04, 0.05%, due 4/1/04(d) (cost $278,000)	278,000

	Total short-term investments (cost $1,047,178,207)	1,047,178,207

	Total Investments 129.1% (cost $3,792,542,238; Note 5)	4,432,224,252
	Liabilities in excess of other assets ( 29.1%)	(999,797,342)

	Net Assets 100%	$3,432,426,910

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $278,000. Collateralized by $205,000 U.S. Treasury Bond with a rate of 7.875%, maturity date of 2/15/21, and aggregate market value, including accrued interest, of $286,507.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	7

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments, at value including securities on loan of $966,867,325 (cost $3,792,542,238)	$4,432,224,252
Cash	883
Receivable for investments sold	38,081,032
Receivable for Series shares sold	2,871,160
Dividends and interest receivable	2,777,130
Receivable for foreign tax reclaim	200,235
Prepaid expenses	33,626

Total assets	4,476,188,318

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	996,941,103
Payable for investments purchased	37,289,679
Payable for Series shares reacquired	5,305,918
Accrued expenses and other liabilities	1,688,397
Management fee payable	1,676,085
Distribution fee payable	855,866
Deferred directors’ fees payable	4,360

Total liabilities	1,043,761,408

Net Assets	$3,432,426,910

Net assets were comprised of:
Common stock, at par	$261,267
Paid-in capital in excess of par	4,907,222,954

4,907,484,221
Accumulated net investment loss	(6,384,788)
Accumulated net realized loss on investments and foreign currency transactions	(2,108,366,196)
Net unrealized appreciation on investments and foreign currencies	639,693,673

Net assets, March 31, 2004	$3,432,426,910

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share
($1,288,364,632 ÷ 97,575,426 shares of common stock issued and outstanding)	$13.20
Maximum sales charge (5.5% of offering price)*	0.77

Maximum offering price to public	$13.97

Class B

Net asset value, offering price and redemption price per share
($569,325,256 ÷ 46,310,009 shares of common stock issued and outstanding)	$12.29

Class C

Net asset value and redemption price per share
($110,265,664 ÷ 8,969,352 shares of common stock issued and outstanding)	$12.29

Class Z

Net asset value, offering price and redemption price per share
($1,464,471,358 ÷ 108,412,298 shares of common stock issued and outstanding)	$13.51

*	Effective March 15, 2004, the maximum sales charge is 5.5% of offering price.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	9

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $328,970)	$12,707,686
Interest	29
Income from securities lending, net	452,789

Total income	13,160,504

Expenses
Management fee	9,859,668
Distribution fee—Class A	1,557,592
Distribution fee—Class B	2,969,551
Distribution fee—Class C	563,864
Transfer agent’s fees and expenses	3,802,000
Reports to shareholders	178,000
Custodian’s fees and expenses	139,000
Registration fees	82,000
Legal fees	37,000
Directors’ fees	20,000
Audit fee	14,000
Miscellaneous	44,801

Total expenses	19,267,476

Net investment loss	(6,106,972)

Realized And Unrealized Gain On Investments And Foreign Currency Transactions

Net realized gain on:
Investment transactions	175,516,540
Foreign currency transactions	(79,535)

175,437,005

Net change in unrealized appreciation on:
Investments	213,881,270
Foreign currencies	10,024

213,891,294

Net gain on investments and foreign currencies	389,328,299

Net Increase In Net Assets Resulting From Operations	$383,221,327

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase In Net Assets

Operations
Net investment loss	$(6,106,972)	$(8,578,756)
Net realized gain (loss) on investments and foreign currency transactions	175,437,005	(326,858,441)
Net change in unrealized appreciation/depreciation on investments and foreign currencies	213,891,294	892,073,316

Net increase in net assets resulting from operations	383,221,327	556,636,119

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	303,386,431	629,608,202
Cost of shares reacquired	(421,672,982)	(895,313,447)

Net decrease in net assets from Series share transactions	(118,286,551)	(265,705,245)

Total increase	264,934,776	290,930,874

Net Assets

Beginning of period	3,167,492,134	2,876,561,260

End of period	$3,432,426,910	$3,167,492,134

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	11

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Funds (the “Series”), Jennison Equity Opportunity Fund, Dryden Active Allocation Fund, (formerly Dryden Active Balanced Fund), JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. The inception of the latter three funds occurred on March 30, 2004. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2004, there were no securities valued in accordance with such procedures.

12	Visit our website at www.jennisondryden.com

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (excluding investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in

14	Visit our website at www.jennisondryden.com

accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In the connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $4.7 billion and .55 of 1% of the Series’ average daily net assets in excess of $5 billion.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $171,400 and $19,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended March 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2004 it received approximately $473,600 and $5,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. On May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration date of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2004, the Series incurred fees of approximately

16	Visit our website at www.jennisondryden.com

$2,887,700 for the services of PMFS. As of March 31, 2004, approximately $466,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2004, the Series earned net income of approximately $230,827 and $452,789 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. For the six months ended March 31, 2004, PIM has been compensated approximately $150,930 for these services.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $182,700 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $166,000 for the six months ended March 31, 2004. As of March 31, 2004, approximately $32,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2004, Wachovia earned approximately $8,500 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2004 were $1,177,830,519 and $1,329,697,551 respectively.

As of March 31, 2004, the Series had securities on loan with an aggregate market value of $966,867,325. The Series received $996,941,103 in cash as collateral for

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’ securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the unrealized appreciation as of March 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$3,895,566,828	$557,328,657	$20,671,233	$536,657,424

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2003 of approximately $1,906,965,000 of which $1,079,536,000 expires in 2010 and $827,429,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series elected to treat post-October capital and currency losses of approximately $259,584,000 and $278,000, respectively, incurred in the eleven months ended September 30, 2003 as having been incurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C

18	Visit our website at www.jennisondryden.com

shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 3.25 billion shares of $.001 par value common stock of the Fund authorized which are divided into three series, two of which offer four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares and the Series also may offer Class I shares, of which 250 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2004 Prudential owned 1,170,866 Class Z shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2004:
Shares sold	9,529,724	$123,363,737
Shares reacquired	(10,600,832)	(136,926,845)

Net increase (decrease) in shares outstanding before conversion	(1,071,108)	(13,563,108)
Shares issued upon conversion from Class B	2,236,122	28,825,637

Net increase (decrease) in shares outstanding	1,165,014	$15,262,529

Year ended September 30, 2003:
Shares sold	25,543,990	$271,119,794
Shares reacquired	(42,834,751)	(445,719,986)

Net increase (decrease) in shares outstanding before conversion	(17,290,761)	(174,600,192)
Shares issued upon conversion from Class B	9,797,378	105,020,781

Net increase (decrease) in shares outstanding	(7,493,383)	$(69,579,411)

Class B
Six months ended March 31, 2004:
Shares sold	1,475,814	$17,783,137
Shares reacquired	(4,191,741)	(50,493,733)

Net increase (decrease) in shares outstanding before conversion	(2,715,927)	(32,710,596)
Shares reacquired upon conversion into Class A	(2,399,698)	(28,825,637)

Net increase (decrease) in shares outstanding	(5,115,625)	$(61,536,233)

Year ended September 30, 2003:
Shares sold	4,048,553	$40,800,845
Shares reacquired	(13,472,177)	(132,990,054)

Net increase (decrease) in shares outstanding before conversion	(9,423,624)	(92,189,209)
Shares reacquired upon conversion into Class A	(10,441,521)	(105,020,781)

Net increase (decrease) in shares outstanding	(19,865,145)	$(197,209,990)

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2004:
Shares sold	626,102	$7,571,057
Shares reacquired	(1,370,122)	(16,510,593)

Net increase (decrease) in shares outstanding	(744,020)	$(8,939,536)

Year ended September 30, 2003:
Shares sold	1,963,314	$19,748,150
Shares reacquired	(3,593,478)	(35,918,500)

Net increase (decrease) in shares outstanding	(1,630,164)	$(16,170,350)

Class Z
Six months ended March 31, 2004:
Shares sold	11,692,018	$154,668,500
Shares reacquired	(16,360,992)	(217,741,811)

Net increase (decrease) in shares outstanding	(4,668,974)	$(63,073,311)

Year ended September 30, 2003:
Shares sold	27,123,743	$297,939,413
Shares reacquired	(25,743,181)	(280,684,907)

Net increase (decrease) in shares outstanding	1,380,562	$17,254,506

20	Visit our website at www.jennisondryden.com

Financial Highlights

MARCH 31, 2004	SEMIANNUAL REPORT

Jennison Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.77

Income from investment operations
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	1.45

Total from investment operations	1.43

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$13.20

Total Return(a):	12.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,288,365
Average net assets (000)	$1,246,073
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.08	%(d)
Expenses, excluding distribution and service (12b-1) fees	.83	%(d)
Net investment loss	(.31	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	35	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Series contractually agreed to limit its distribution and service 12b-1 fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A

Year Ended September 30,

2003	2002	2001	2000	1999

$9.73	$12.50	$24.20	$20.05	$14.44

(0.02)	(.04)	(.05)	(.09)	(.08)
2.06	(2.73)	(9.50)	5.42	6.23

2.04	(2.77)	(9.55)	5.33	6.15

—	—	(2.15)	(1.18)	(.54)

$11.77	$9.73	$12.50	$24.20	$20.05

20.97%	(22.16)%	(42.32)%	27.02%	43.58%

$1,134,839	$1,011,241	$1,286,009	$1,745,454	$911,467
$1,034,231	$1,358,013	$1,513,253	$1,489,790	$748,315

1.17%	1.08%	1.06%	.99%	1.05%
.92%	.83%	.81%	.74%	.80%
(.21)%	(.28)%	(.27)%	(.35)%	(.44)%

64%	71%	98%	83%	56%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.00

Income from investment operations
Net investment loss(b)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.29

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$12.29

Total Return(a):	11.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$569,325
Average net assets (000)	$593,910
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment loss	(1.06	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class B

Year Ended September 30,

2003	2002	2001	2000	1999

$9.16	$11.86	$23.23	$19.43	$14.11

(.10)	(.13)	(.17)	(.26)	(.22)
1.94	(2.57)	(9.05)	5.24	6.08

1.84	(2.70)	(9.22)	4.98	5.86

—	—	(2.15)	(1.18)	(.54)

$11.00	$9.16	$11.86	$23.23	$19.43

20.09%	(22.77)%	(42.70)%	26.04%	42.51%

$565,727	$653,338	$1,046,581	$2,216,911	$1,506,839
$602,105	$1,007,499	$1,576,226	$2,158,641	$1,236,825

1.92%	1.83%	1.81%	1.74%	1.80%
.92%	.83%	.81%	.74%	.80%
(.95)%	(1.03)%	(1.02)%	(1.10)%	(1.19)%

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	25

See Notes to Financial Statements.

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.00

Income from investment operations
Net investment loss(b)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.29

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$12.29

Total Return(a):	11.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$110,266
Average net assets (000)	$112,773
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment loss	(1.06	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class C

Year Ended September 30,

2003	2002	2001	2000	1999

$9.16	$11.86	$23.23	$19.43	$14.11

(.10)	(.13)	(.17)	(.26)	(.22)
1.94	(2.57)	(9.05)	5.24	6.08

1.84	(2.70)	(9.22)	4.98	5.86

—	—	(2.15)	(1.18)	(.54)

$11.00	$9.16	$11.86	$23.23	$19.43

20.09%	(22.77)%	(42.70)%	26.04%	42.51%

$106,850	$103,956	$164,216	$291,542	$141,770
$105,518	$159,096	$226,607	$242,939	$98,033

1.92%	1.83%	1.81%	1.74%	1.80%
.92%	.83%	.81%	.74%	.80%
(.96)%	(1.03)%	(1.02)%	(1.10)%	(1.20)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.03

Income from investment operations
Net investment income (loss)(b)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	1.48

Total from investment operations	1.48

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$13.51

Total Return(a):	12.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,464,471
Average net assets (000)	$1,463,650
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment income (loss)	(.06	)%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.
(d)	Less than $.005 per share.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,

2003	2002	2001	2000	1999

$9.92	$12.71	$24.50	$20.24	$14.53

— (d)	— (d)	— (d)	(.02)	(.04)
2.11	(2.79)	(9.64)	5.46	6.29

2.11	(2.79)	(9.64)	5.44	6.25

—	—	(2.15)	(1.18)	(.54)

$12.03	$9.92	$12.71	$24.50	$20.24

21.27%	(21.95)%	(42.15)%	27.39%	43.94%

$1,360,076	$1,108,026	$1,524,028	$2,962,816	$1,893,457
$1,226,178	$1,545,628	$2,191,554	$2,733,194	$1,596,809

.92%	.83%	.81%	.74%	.80%
.92%	.83%	.81%	.74%	.80%
.03%	(.03)%	(.02)%	(.10)%	(.19)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	29

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003. At such meeting the following proposal was submitted to shareholders for approval:

1)	To approve amendments to the Articles of Incorporation. Not approved

30	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Lori E. Bostrom, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Growth Fund
Share Class	A	B	C	Z

NASDAQ	PJFAX	PJFBX	PJFCX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	Z

NASDAQ	PJFAX	PJFBX	PJFCX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E404

MF168E2    IFS-A091964    Ed. 05/2004

Jennison Equity Opportunity Fund

MARCH 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 3/31/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	17.51%	44.93%	84.13%	155.98%

Class B	17.07	43.95	77.25	142.25

Class C	17.07	43.95	77.25	142.25

Class Z	17.73	45.32	86.44	161.09

S&P 500 Index[3]	14.07	35.10	–5.86	78.67

Russell Midcap Value Index[4]	21.38	51.60	65.24	139.24

Lipper Multi-Cap Value Funds Avg.[5]	16.79	41.67	31.40	95.10

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A		36.96%	11.72%	12.68%

Class B		38.95	12.00	12.70

Class C		42.95	12.13	12.70

Class Z		45.32	13.27	13.85

S&P 500 Index[3]		35.10	–1.20	8.14

Russell Midcap Value Index[4]		51.60	10.57	12.48

Lipper Multi-Cap Value Funds Avg.[5]		41.67	5.33	9.18

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred

2	Visit our website at www.jennisondryden.com

sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/7/96. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Russell Midcap Value Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. 5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell Midcap Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/04
Boise Cascade Corp., Specialty Retail	2.5%

Pfizer, Inc., Pharmaceuticals	2.4

Schlumberger, Ltd., Energy Equipment & Services	2.3

Symbol Technologies, Inc., Electronic Equipment & Instruments	2.3

Bank One Corp., Banks	2.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/04
Energy Equipment & Services	12.1%

Media	10.9

Capital Markets	8.6

Software	5.3

Pharmaceuticals	4.8

Industry weightings are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

This Page Intentionally Left Blank

Financial Statements

MARCH 31, 2004	SEMIANNUAL REPORT

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS

Aerospace & Defense 3.3%

226,400	Goodrich Corp.	$6,355,048
135,200	Lockheed Martin Corp.(b)	6,170,528
200,300	Northrop Grumman Corp.	19,713,526

		32,239,102

Airlines 1.4%

1,113,800	AMR Corp.(a)(b)	14,178,674

Biotechnology 0.7%

292,100	MedImmune, Inc.(b)(a)	6,741,668

Capital Markets 8.6%

299,900	Eaton Vance Corp.	11,432,188
751,600	Janus Capital Group, Inc.	12,311,208
537,500	Mellon Financial Corp.	16,818,375
266,800	Merrill Lynch & Co., Inc.(b)	15,890,608
335,500	National Financial Partners Corp.	10,819,875
552,300	The Bank of New York Co., Inc.	17,397,450

		84,669,704

Chemicals 3.5%

307,900	Cambrex Corp.	8,282,510
571,200	Great Lakes Chemical Corp.	13,623,120
706,200	Olin Corp.	12,605,670

		34,511,300

Commercial Banks 3.1%

396,700	Bank One Corp.	21,628,084
222,700	Southwest Bancorporation of Texas, Inc.	8,402,471

		30,030,555

Commercial Services & Supplies 1.2%

247,900	Manpower, Inc.(b)	11,527,350

Communications Equipment 0.7%

1,111,100	Nortel Networks Corp.(a)	6,599,934

Containers & Packaging 2.1%

320,500	Temple-Inland, Inc.	20,300,470

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Diversified Financials 1.3%

365,300	Principal Financial Group, Inc.	$13,015,639

Diversified Telecommunication Services 1.7%

675,100	SBC Communications, Inc.	16,566,954

Electric Utilities 1.1%

267,700	Pinnacle West Capital Corp.	10,533,995

Electronic Equipment & Instruments 2.8%

176,200	Agilent Technologies, Inc.(a)	5,573,206
1,606,900	Symbol Technologies, Inc.	22,175,222

		27,748,428

Energy Equipment & Services 12.1%

217,000	BJ Services Co.(a)	9,389,590
248,459	FMC Technologies, Inc.(a)	6,715,847
565,400	Halliburton Co.(b)	17,182,506
451,100	National-Oilwell, Inc.(a)(b)	12,757,108
941,700	Rowan Cos., Inc.(a)(b)	19,860,453
359,200	Schlumberger Ltd.	22,934,920
407,500	Transocean, Inc.(a)(b)	11,365,175
451,100	Weatherford International Ltd.(a)	18,959,733

		119,165,332

Food & Staples Retailing 3.0%

392,500	Costco Wholesale Corp.(a)(b)	14,742,300
878,800	The Kroger Co.(a)(b)	14,623,232

		29,365,532

Health Care Providers & Services 3.3%

179,600	CIGNA Corp.	10,599,992
301,800	Medco Health Solutions, Inc.(a)	10,261,200
1,011,200	Tenet Healthcare Corp.(a)	11,284,992

		32,146,184

Hotels Restaurants & Leisure 1.2%

298,800	Brinker International, Inc.(a)(b)	11,333,484

Household Durables 1.1%

349,900	Maytag Corp.(b)	11,046,343

Household Products 1.3%

199,300	Kimberly-Clark Corp.	12,575,830

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Insurance 3.5%

919,500	Travelers Property Casualty Corp.	$15,879,765
238,800	XL Capital Ltd., Class A (Bermuda)(a)	18,158,352

		34,038,117

Internet Software & Services 0.6%

493,700	DoubleClick, Inc.(a)(b)	5,554,125

IT Services 1.7%

853,700	Ceridian Corp.(a)(b)	16,826,427

Machinery 0.7%

154,200	Navistar International Corp.(a)(b)	7,070,070

Media 10.9%

99,200	Entercom Communications Corp.(a)	4,490,784
1,348,300	Interpublic Group of Cos., Inc.(a)(b)	20,736,854
632,200	Radio One, Inc., Class D(a)(b)	11,695,700
1,369,920	The DIRECTV Group, Inc.(a)	21,069,369
429,817	The News Corp. Ltd. (ADR) (Australia)(a)(b)	13,629,497
544,700	Viacom, Inc., Class B	21,357,687
467,200	Westwood One, Inc.(a)	13,759,040

		106,738,931

Metals & Mining 4.6%

401,700	Arch Coal, Inc.	12,609,363
357,300	Barrick Gold Corp.(b)	8,496,594
249,500	Compass Minerals International, Inc.	4,089,305
356,100	CONSOL Energy, Inc.(b)	9,543,480
704,500	Harmony Gold Mining Ltd. (ADR) (South Africa)(a)(b)	10,870,435

		45,609,177

Oil & Gas 2.3%

115,500	Amerada Hess Corp.(b)	7,539,840
187,200	Spinnaker Exploration Co.(a)(b)	6,724,224
95,900	Total SA (ADR) (France)	8,822,800

		23,086,864

Paper & Forest Products 1.1%

381,500	MeadWestvaco Corp.(b)	10,792,635

Pharmaceuticals 4.8%

332,200	Bristol-Myers Squibb Co.	8,049,206
351,000	Merck & Co., Inc.	15,510,690
658,500	Pfizer, Inc.	23,080,425

		46,640,321

Road & Rail 1.7%

322,500	CSX Corp.(b)	9,768,525
295,500	Overnite Corp.	6,796,500

		16,565,025

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Software 5.3%

596,700	Mentor Graphics Corp.(a)(b)	$10,633,194
810,800	Microsoft Corp.	20,245,676
119,400	Network Associates, Inc.(a)(b)	2,149,200
633,600	PeopleSoft, Inc.(a)(b)	11,715,264
930,900	TIBCO Software, Inc.(a)	7,605,453

		52,348,787

Specialty Retail 4.7%

709,600	Boise Cascade Corp.	24,587,640
554,900	Limited Brands(b)	11,098,000
191,700	Linens’n Things, Inc.(a)	6,788,097
75,600	Weight Watchers International, Inc.(a)(b)	3,195,612

		45,669,349

Textiles & Apparel 1.7%

488,200	Polo Ralph Lauren Corp., Class A(b)	16,735,496

	Total long-term investments (cost $824,595,936)	951,971,802

SHORT-TERM INVESTMENTS 23.3%

Mutual Fund 23.3%

228,522,500	Dryden Core Investment Fund-Taxable Money Market Series(c) (Note 3) (cost $228,522,500)	228,522,500

Principal Amount (000)

U.S. Government Security

$105	United States Treasury Bill 0.915%, 6/24/04 (cost $104,776)	104,772

Repurchase Agreement

305	State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/04, 0.05%, due 4/1/04(d) (cost $305,000)	305,000

	Total short-term investments (cost $228,932,276)	228,932,272

	Total Investments 120.4% (cost $1,053,528,212; Note 5)	1,180,904,074
	Liabilities in excess of other assets ( 20.4%)	(199,975,132)

	Net Assets 100%	$980,928,942

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $305,000. Collateralized by $260,000 U.S. Treasury Bond with a rate of 6.375%, maturity date of 08/15/27, and aggregate market value, including accrued interest, of $318,657.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	9

Statement of Assets and Liabilities

Six Months Ended March 31, 2004 (Unaudited)

Assets

Investments, at value including securities on loan of $183,658,937 (cost $1,053,528,212)	$1,180,904,074
Cash	112
Receivable for investments sold	2,049,925
Receivable for Series shares sold	1,737,765
Dividends and interest receivable	1,018,945
Receivable for foreign tax reclaims	30,772
Prepaid expenses	5,251

Total assets	1,185,746,844

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	195,885,137
Payable for investments purchased	4,382,870
Payable for Series shares reacquired	3,165,697
Accrued expenses and other liabilities	563,632
Management fee payable	483,116
Distribution fees payable	337,450

Total liabilities	204,817,902

Net Assets	$980,928,942

Net assets were comprised of:
Common stock, at par	$59,203
Paid-in capital in excess of par	882,880,182

882,939,385
Undistributed net investment income	25,370
Accumulated net realized loss on investments and foreign currency transactions	(29,411,675)
Net unrealized appreciation on investments	127,375,862

Net assets, March 31, 2004	$980,928,942

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share
($338,297,429 ÷ 20,241,319 shares of common stock issued and outstanding)	$16.71
Maximum sales charge (5.5% of offering price)	0.97

Maximum offering price to public	$17.68

Class B

Net asset value, offering price and redemption price per share
($237,713,940 ÷ 14,808,193 shares of common stock issued and outstanding)	$16.05

Class C

Net asset value, offering price and redemption price per share
($72,299,016 ÷ 4,503,759 shares of common stock issued and outstanding)	$16.05

Class Z

Net asset value, offering price and redemption price per share
($332,618,557 ÷ 19,649,527 shares of common stock issued and outstanding)	$16.93

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	11

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Income
Dividends (net of foreign withholding taxes of $7,860)	$5,583,505
Interest	487
Income from securities lending, net	215,232

Total income	5,799,224

Expenses
Management fee	2,720,969
Distribution fee—Class A	380,964
Distribution fee—Class B	1,227,483
Distribution fee—Class C	359,702
Transfer agent’s fees and expenses	849,000
Custodian’s fees and expenses	76,000
Reports to shareholders	76,000
Registration fees	31,000
Legal fees and expenses	14,000
Audit fees	13,000
Directors’ fees	9,000
Miscellaneous	16,736

Total expenses	5,773,854

Net investment income	25,370

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	73,669,665
Foreign currency transactions	(27,001)

73,642,664

Net change in unrealized appreciation (depreciation) on Investments	71,126,988

Net gain on investments	144,769,652

Net Increase In Net Assets Resulting From Operations	$144,795,022

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income (loss)	$25,370	$(1,037,737)
Net realized gain (loss) on investments and foreign currency transactions	73,642,664	(25,555,063)
Net change in unrealized appreciation on investments	71,126,988	183,845,133

Net increase in net assets resulting from operations	144,795,022	157,252,333

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	152,728,512	215,235,022
Cost of shares reacquired	(143,999,014)	(244,938,716)

Net increase (decrease) in net assets from Series share transactions	8,729,498	(29,703,694)

Total increase	153,524,520	127,548,639

Net Assets

Beginning of period	827,404,422	699,855,783

End of period(a)	$980,928,942	$827,404,422

(a) Includes undistributed net investment income of:	$25,370	$—

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	13

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund, Dryden Active Allocation Fund, (formerly Dryden Active Balanced Fund), JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. The inception of the latter three funds occurred on March 30, 2004. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s); to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Series’ Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming

14	Visit our website at www.jennisondryden.com

a constant amortization to maturity of the difference between the principle amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to

16	Visit our website at www.jennisondryden.com

distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”), the subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison, is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the Class A shares.

PIMS has advised the Series that it received approximately $162,000 and $17,200 in front-end sales charges resulting from sales of Class A and Class C shares,

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

respectively, during the six months ended March 31, 2004. From these fees PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2004 it received approximately $279,200 and $7,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for the capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2004, the Series incurred fees of approximately $735,800 for the services of PMFS. As of March 31, 2004, approximately $125,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by

18	Visit our website at www.jennisondryden.com

PI. During the six months ended March 31, 2004, the Series earned income of $380,589 and $215,232 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2004, PIM has been compensated approximately $71,700 respectively for these services.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $66,100 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), an affiliate of PI, was approximately $60,200 for the six months ended March 31, 2004. As of March 31, 2004, approximately $11,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2004 were $399,631,661 and $383,586,798 respectively.

As of March 31, 2004, the Series had securities on loan with an aggregate market value of $183,658,937. The Series received $195,885,137 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized Appreciation as of March 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,056,662,176	$134,748,959	$10,507,061	$124,241,898

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

For federal income tax purposes, the Series has a capital loss carryforward of approximately $80,138,900 of which $613,000 expires in 2010 and $79,525,900 which expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within twelve months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 3.25 billion shares of $.001 par value common stock of the Fund authorized which are divided into three series, two of which offer four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares and the series also may offer Class I shares, of which 250 million shares are authorized, but none are currently issued and outstanding.

20	Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2004:
Shares sold	3,004,005	$48,513,501
Shares reacquired	(2,910,011)	(46,461,272)

Net increase (decrease) in shares outstanding before conversion	93,994	2,052,229
Shares issued upon conversion from Class B	1,772,042	28,340,936

Net increase (decrease) in shares outstanding	1,866,036	$30,393,165

Year ended September 30, 2003:
Shares sold	6,756,710	$86,196,064
Shares reacquired	(6,963,390)	(88,408,245)

Net increase (decrease) in shares outstanding before conversion	(206,680)	(2,212,181)
Shares issued upon conversion from Class B	711,890	9,116,231

Net increase (decrease) in shares outstanding	505,210	$6,904,050

Class B
Six months ended March 31, 2004:
Shares sold	942,799	$14,550,554
Shares reacquired	(1,394,520)	(21,389,255)

Net increase (decrease) in shares outstanding before conversion	(451,721)	(6,838,701)
Shares reacquired upon conversion into Class A	(1,841,752)	(28,340,936)

Net increase (decrease) in shares outstanding	(2,293,473)	$(35,179,637)

Year ended September 30, 2003:
Shares sold	2,362,715	$29,109,632
Shares reacquired	(4,302,366)	(51,776,113)

Net increase (decrease) in shares outstanding before conversion	(1,939,651)	(22,666,481)
Shares reacquired upon conversion into Class A	(735,613)	(9,116,231)

Net increase (decrease) in shares outstanding	(2,675,264)	$(31,782,712)

Class C
Six months ended March 31, 2004:
Shares sold	335,014	$5,159,264
Shares reacquired	(695,899)	(10,679,639)

Net increase (decrease) in shares outstanding	(360,885)	$(5,520,375)

Year ended September 30, 2003:
Shares sold	784,985	$9,711,911
Shares reacquired	(1,784,783)	(21,787,017)

Net increase (decrease) in shares outstanding	(999,798)	$(12,075,106)

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended March 31, 2004:
Shares sold	5,243,884	$84,505,193
Shares reacquired	(4,024,213)	(65,468,848)

Net increase (decrease) in shares outstanding	1,219,671	$(19,036,345)

Year ended September 30, 2003:
Shares sold	6,943,952	$90,217,415
Shares reacquired	(6,518,054)	(82,967,341)

Net increase (decrease) in shares outstanding	425,898	$7,250,074

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

22	Visit our website at www.jennisondryden.com

Financial Highlights

MARCH 31, 2004	SEMIANNUAL REPORT

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.22

Income from investment operations
Net investment income	.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.48

Total from investment operations	2.49

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$16.71

Total Return(a):	17.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$338,297
Average net assets (000)	$304,771
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.07	%(d)
Expenses, excluding distribution and service (12b-1) fees	.82	%(d)
Net investment income	.18	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	44	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A

Year Ended September 30,

2003	2002	2001	2000	1999

$11.48	$14.03	$14.82	$12.76	$10.98

.01	.02 (b)	.07 (b)	.04	.07
2.73	(1.92)	.96	3.38	2.68

2.74	(1.90)	1.03	3.42	2.75

—	—	(.05)	—	(.06)
—	(.65)	(1.77)	(1.36)	(.91)

—	(.65)	(1.82)	(1.36)	(.97)

$14.22	$11.48	$14.03	$14.82	$12.76

23.87%	(14.59)%	7.61%	29.23%	26.00%

$261,252	$205,215	$169,393	$66,117	$37,158
$232,395	$227,305	$123,058	$43,741	$35,815

1.15%	1.09%	1.13%	1.19%	1.30%
.90%	.84%	.88%	.94%	1.05%
.07%	.11%	.44%	.64%	.54%

115%	94%	144%	145%	111%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.71

Income from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.39

Total from investment operations	2.34

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$16.05

Total Return(a):	17.07%
Ratios/Supplemental Data:
Net assets, end of period (000)	$237,714
Average net assets (000)	$245,497
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment loss	(.57	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B

Year Ended September 30,

2003	2002		2001		2000	1999

$11.15	$13.74		$14.61		$12.68	$10.96

(.09)	(.09	)(b)	(.04	)(b)	(.02)	(.03)
2.65	(1.85)		.94		3.31	2.67

2.56	(1.94)		.90		3.29	2.64

—	—		—		—	(.01)
—	(.65)		(1.77)		(1.36)	(.91)

—	(.65)		(1.77)		(1.36)	(.92)

$13.71	$11.15		$13.74		$14.61	$12.68

22.96%	(15.21)%		6.76%		28.31%	24.98%

$234,421	$220,609		$212,264		$108,440	$92,032
$225,579	$272,070		$165,575		$96,325	$94,904

1.90%	1.84%		1.88%		1.94%	2.05%
.90%	.84%		.88%		.94%	1.05%
(.68)%	(.63)%		(.29)%		(.12)%	(.20)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.71

Income from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.39

Total from investment operations	2.34

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$16.05

Total Return(a):	17.07%
Ratios/Supplemental Data:
Net assets, end of period (000)	$72,299
Average net assets (000)	$71,940
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment loss	(.58	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C

Year Ended September 30,

2003	2002		2001		2000	1999

$11.15	$13.74		$14.61		$12.68	$10.96

(.09)	(.09	)(b)	(.05	)(b)	(.01)	(.02)
2.65	(1.85)		.95		3.30	2.66

2.56	(1.94)		.90		3.29	2.64

—	—		—		—	(.01)
—	(.65)		(1.77)		(1.36)	(.91)

—	(.65)		(1.77)		(1.36)	(.92)

$13.71	$11.15		$13.74		$14.61	$12.68

22.96%	(15.21)%		6.76%		28.31%	24.98%

$66,683	$65,417		$58,424		$13,457	$7,636
$65,790	$78,162		$32,629		$9,977	$7,702

1.90%	1.84%		1.88%		1.94%	2.05%
.90%	.84%		.88%		.94%	1.05%
(.68)%	(.63)%		(.36)%		(.10)%	(.19)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.38

Income from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.52

Total from investment operations	2.55

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$16.93

Total Return(a):	17.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$332,619
Average net assets (000)	$311,172
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment income	.43	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,

2003	2002	2001	2000	1999

$11.59	$14.12	$14.92	$12.80	$11.00

.04	.05 (b)	.10 (b)	.04	.09
2.75	(1.93)	.97	3.44	2.69

2.79	(1.88)	1.07	3.48	2.78

—	—	(.10)	—	(.07)
—	(.65)	(1.77)	(1.36)	(.91)

—	(.65)	(1.87)	(1.36)	(.98)

$14.38	$11.59	$14.12	$14.92	$12.80

24.07%	(14.34)%	7.85%	29.64%	26.31%

$265,048	$208,615	$137,620	$17,092	$4,263
$232,369	$228,798	$87,301	$8,446	$3,088

.90%	.84%	.88%	.94%	1.05%
.90%	.84%	.88%	.94%	1.05%
.33%	.37%	.66%	.96%	0.76%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	31

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003. At such meeting the following proposal was submitted to shareholders for approval:

2)	To approve amendments to the Articles of Incorporation.

Not approved.

32	www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS

David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Equity Opportunity Fund
Share Class	A	B	C	Z

NASDAQ	PJIAX	PJIBX	PJGCX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E800

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	Z

NASDAQ	PJIAX	PJIBX	PJGCX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E800

MF172E2    IFS-A091962    Ed. 05/2004

Dryden Active Allocation Fund

Formerly known as Dryden Active Balanced Fund

MARCH 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, however, investing in a mix of equity and fixed income securities provides a measure of diversification that can help protect you against inflation and increase your chances of participating in economic growth.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund (the Fund) is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 3/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	12.06%	30.49%	16.22%	N/A	61.05%

Class B	11.65	29.44	12.18	N/A	52.77

Class C	11.65	29.44	12.18	N/A	52.77

Class Z	12.26	30.88	18.14	120.25%	143.06

S&P 500 Index[3]	14.07	35.10	–5.86	201.77	***

Lehman Brothers Aggregate Bond Index[4]	2.98	5.40	42.17	106.89	****

Customized Blend Index[5]	9.26	21.74	13.97	163.42	*****

Lipper Balanced Funds Avg.[6]	9.97	23.88	13.92	132.16	******

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		23.32%	1.89%	N/A	5.84%

Class B		24.44	2.15	N/A	5.90

Class C		28.44	2.33	N/A	5.90

Class Z		30.88	3.39	8.22%	8.22

S&P 500 Index[3]		35.10	–1.20	11.68	***

Lehman Brothers Aggregate Bond Index[4]		5.40	7.29	7.54	****

Customized Blend Index[5]		21.74	2.65	10.17	*****

Lipper Balanced Funds Avg.[6]		23.88	2.50	8.64	******

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in

2	Visit our website at www.jennisondryden.com

an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception dates: Class A, B, and C, 11/7/96; and Class Z, 1/4/93. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed. 5The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Lehman Brothers Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%). 6The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Lehman Brothers Aggregate Bond Index, and the Customized Blend Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P 500 Index Closest Month-End to Inception cumulative total returns are 78.67% for Class A, B, and C; and 219.54% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 8.14% for Class A, B, and C; and 10.88% for Class Z. ****Lehman Brothers Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 69.89% for Class A, B, and C; and 120.55% for Class Z. Lehman Brothers Aggregate Bond Index Closest Month-End to Inception average annual total returns are 7.41% for Class A, B, and C; and 7.28% for Class Z. *****Customized Blend Index Closest Month-End to Inception cumulative total returns are 79.15% for Class A, B, and C; and 179.70% for Class Z. Customized Blend Index Closest Month-End to Inception average annual total returns are 8.18% for Class A, B, and C; and 9.57% for Class Z. ******Lipper Average Closest Month-End to Inception cumulative total returns are 62.91% for Class A, B, and C; and 151.74% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.66% for Class A, B, and C; and 8.40% for Class Z.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/04
Pfizer, Inc., Pharmaceuticals	1.9%

Microsoft Corp., Computer Software & Services	1.7

Citigroup, Inc., Financial Services	1.5

General Electric Co., Diversified Operations	1.4

Exxon Mobil Corp., Oil & Gas Exploration & Production	1.2

Holdings are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/04
Financial Services	8.5%

Pharmaceuticals	4.6

Oil & Gas Exploration & Production	3.6

Computer Software & Services	3.5

Medical Products & Services	3.3

Industry weightings are subject to change.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	3

This Page Intentionally Left Blank

Financial Statements

MARCH 31, 2004	SEMI-ANNUAL REPORT

The Prudential Investment Portfolios

Dryden Active Allocation Fund

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 89.5%

COMMON STOCKS 66.9%

Advertising

4,000	Getty Images, Inc.(a)(f)	$215,920

Aerospace/Defense 1.4%

19,800	Alliant Techsystems, Inc.(a)	1,077,120
4,600	Armor Holdings, Inc.(a)	152,260
2,400	Curtiss-Wright Corp.	112,488
8,900	General Dynamics Corp.	795,037
6,000	Herley Industries, Inc.(a)	113,280
33,500	Lockheed Martin Corp.(f)	1,528,940
38,400	Northrop Grumman Corp.	3,779,328
100	Teledyne Technologies, Inc.(a)	1,870
6,700	United Defense Industries, Inc.(a)	212,993
30,500	United Technologies Corp.	2,632,150

		10,405,466

Airlines 0.1%

46,500	ExpressJet Holdings, Inc.(a)(f)	578,460

Apparel 0.9%

11,300	bebe stores, inc.(a)	379,002
4,700	Chico’s FAS, Inc.(a)	218,080
76,800	Coach, Inc.(a)(f)	3,148,032
2,800	J. Jill Group, Inc.(a)	57,456
42,700	Jones Apparel Group, Inc.	1,543,605
1,900	Kellwood Co.	74,575
15,200	Limited Brands	304,000
19,650	Pacific Sunwear of California, Inc.(a)	482,211
4,200	The Gap, Inc.(f)	92,064
3,100	The Men’s Wearhouse, Inc.(a)	82,367
6,400	Timberland Co., Class A(a)	380,480
10,300	Vans, Inc.(a)	152,440

		6,914,312

Auto Parts & Equipment 0.3%

18,600	American Axle & Manufacturing Holdings, Inc.(a)	685,410
12,800	Dana Corp.	254,208
11,500	Gentex Corp.	498,870
31,050	Rent-A-Center, Inc.(a)	1,024,340

		2,462,828

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Automobiles & Trucks 1.1%

86,000	AutoNation, Inc.(a)(f)	$1,466,300
165,700	Ford Motor Co.(f)	2,248,549
61,376	General Motors Corp.(f)	2,890,810
3,400	Navistar International Corp.(a)	155,890
17,400	PACCAR, Inc.	978,576

		7,740,125

Banking 3.0%

25,000	AmSouth Bancorporation	587,750
3,000	Associated Banc-Corp	134,370
13,700	Astoria Financial Corp.	521,011
20,600	Bank One Corp.	1,123,112
2,800	BB&T Corp.(f)	98,840
3,400	Charter One Financial, Inc.	120,224
2,100	City Holding Co.	72,030
3,300	Comerica, Inc.	179,256
12,600	First Tennessee National Corp.(f)	601,020
39,200	Huntington Bancshares, Inc.	869,848
17,000	KeyCorp	514,930
5,600	Local Financial Corp.(a)	122,080
53,000	National City Corp.	1,885,740
9,600	NetBank, Inc.	117,216
61,500	North Fork Bancorporation, Inc.(f)	2,602,680
32,400	Popular, Inc.	1,396,440
18,200	Regions Financial Corp.	664,664
2,090	Republic Bancorp, Inc.	29,385
22,200	SouthTrust Corp.	736,152
14,200	Sovereign Bancorp, Inc.	304,164
7,000	Suntrust Banks, Inc.	487,970
83,856	U.S. Bancorp	2,318,618
18,650	Union Planters Corp.(f)	556,703
11,600	UnionBanCal Corp.	607,724
95,800	Wachovia Corp.	4,502,600
12,200	Zions Bancorporation	697,840

		21,852,367

Beverages 1.4%

69,200	Anheuser-Busch Companies, Inc.	3,529,200
77,500	Coca-Cola Co.	3,898,250
11,700	Coca-Cola Enterprises, Inc.	282,789
31,300	Pepsi Bottling Group, Inc.	931,175

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

10,300	PepsiAmericas, Inc.	$210,326
21,200	PepsiCo, Inc.	1,141,620

		9,993,360

Biotechnology 0.5%

33,400	Align Technology, Inc.(a)	634,934
25,576	Amgen, Inc.(a)	1,487,756
3,000	Bio-Rad Laboratories, Inc., Class A(a)	169,110
14,700	Genzyme Corp.(a)(f)	691,488
8,700	IDEXX Laboratories, Inc.(a)(f)	494,769
7,200	VISX, Inc.(a)	140,544

		3,618,601

Building & Construction 0.8%

2,300	American Woodmark Corp.	152,858
2,600	Eagle Materials, Inc.	153,010
100	Encore Wire Corp.(a)	3,725
5,100	Florida Rock Industries, Inc.	214,965
400	Genlyte Group, Inc.(a)	22,416
1,600	Lennox International, Inc.	29,680
2,320	M.D.C. Holdings, Inc.(f)	163,328
94,900	Masco Corp.(f)	2,888,756
1,900	NVR, Inc.(a)(f)	874,000
17,200	Pulte Homes, Inc.	956,320
1,400	Ryland Group, Inc.	124,362
2,400	Vulcan Materials Co.	113,856
8,300	WCI Communities, Inc.(a)	207,749

		5,905,025

Business Services 0.3%

3,100	Global Imaging Systems, Inc.(a)(f)	102,982
7,400	Keynote Systems, Inc.(a)	95,238
17,500	The Corporate Executive Board Co.	822,500
58,600	Xerox Corp.(a)(f)	853,802

		1,874,522

Chemicals 0.5%

74,000	IMC Global, Inc.(a)(f)	1,058,200
11,200	MacDermid, Inc.	394,128
1,200	Octel Corp.	35,820
4,300	OM Group, Inc.(a)	130,720
6,300	Praxair, Inc.	233,856
42,900	RPM, Inc.	709,566

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

1,000	Sigma-Aldrich Corp.	$55,340
29,600	The Dow Chemical Co.	1,192,288
2,700	The Lubrizol Corp.	85,023

		3,894,941

Commercial Services 0.1%

12,000	Convergys Corp.(a)	182,400
1,100	Cornell Companies, Inc.(a)	12,727
10,300	Kroll, Inc.(a)(f)	276,555
2,900	MemberWorks, Inc.(a)(f)	101,268
600	Pre-Paid Legal Services, Inc.(a)(f)	14,688

		587,638

Computer Software & Services 3.5%

18,375	Activision, Inc.(a)	290,692
8,000	Advent Software, Inc.(a)	149,600
58,000	Affiliated Computer Services, Inc., Class A(a)(f)	3,010,200
2,000	BARRA, Inc.	69,980
11,200	DST Systems, Inc.(a)	507,920
12,000	EarthLink, Inc.(a)	106,320
5,700	Informatica Corp.(a)	48,963
61,900	Intuit, Inc.(a)(f)	2,778,072
15,000	John H. Harland Co.	466,800
495,000	Microsoft Corp.	12,360,150
27,700	Network Appliance, Inc.(a)(f)	594,165
247,000	Oracle Corp.(a)	2,966,470
26,300	SERENA Software, Inc.(a)(f)	535,205
35,800	SonicWall, Inc.(a)	319,336
9,900	Sybase, Inc.(a)	207,801
9,100	Symantec Corp.(a)	421,330
19,400	Yahoo!, Inc.(a)(f)	942,646

		25,775,650

Computer Systems/Peripherals 2.5%

10,300	Agilysys, Inc.	122,570
6,700	Avocent Corp.(a)	246,493
35,600	Dell, Inc.(a)	1,196,872
36,000	EMC Corp.(a)(f)	489,960
188,193	Hewlett-Packard Co.	4,298,328
3,300	Imation Corp.	124,146
21,000	InFocus Corp.(a)	196,350
90,900	International Business Machines Corp.	8,348,256
25,400	Lexmark International, Inc.(a)	2,336,800

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

22,600	Mercury Computer Systems, Inc.(a)	$576,300
20,300	Synaptics, Inc.(a)	356,062
23,100	Western Digital Corp.(a)	259,413

		18,551,550

Containers 0.4%

17,000	Ball Corp.	1,152,260
62,100	Pactiv Corp.(a)	1,381,725
3,300	Rock-Tenn Co., Class A	47,586

		2,581,571

Cosmetics/Toiletries 1.2%

20,100	Avon Products, Inc.	1,524,987
4,200	Chattem, Inc.(a)	108,864
110,300	Gillette Co.(f)	4,312,730
39,800	Kimberly-Clark Corp.	2,511,380
18,900	Nu Skin Enterprises, Inc., Class A	380,835

		8,838,796

Data Processing/Management 0.4%

1,300	Automatic Data Processing, Inc.	54,600
5,500	Certegy, Inc.	192,610
16,349	Fair Issac Corp.(f)	589,872
7,800	FileNET Corp.(a)(f)	207,870
45,473	First Data Corp.	1,917,142
4,700	SOURCECORP, Inc.(a)	124,550
2,200	The Dun & Bradstreet Corp.(a)	117,700

		3,204,344

Distribution/Wholesale 0.3%

2,800	Avnet, Inc.(a)	68,572
1,100	Building Materials Holdings Corp.	19,305
5,500	Fastenal Co.	295,295
2,800	Handleman Co.	67,032
26,350	SCP Pool Corp.(a)	981,801
10,600	Tech Data Corp.(a)	433,964

		1,865,969

Diversified Consumer Products 1.0%

28,300	Clorox Co.	1,384,153
6,800	Fossil, Inc.(a)	226,780
56,500	Procter & Gamble Co.	5,925,720

		7,536,653

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Diversified Manufacturing 1.7%

37,900	3M Co.	$3,102,873
12,500	Acuity Brands, Inc.	298,500
16,800	Cooper Industries Ltd., Class A	960,624
19,200	Danaher Corp.	1,792,704
16,900	Eaton Corp.	949,611
47,700	Energizer Holdings, Inc.(a)(f)	2,227,113
6,400	Griffon Corp.(a)	138,240
7,600	Ingersoll-Rand Co., Class A (Bermuda)	514,140
10,300	Pentair, Inc.	607,700
73,800	Tyco International Ltd. (Bermuda)	2,114,370

		12,705,875

Diversified Operations 1.4%

334,050	General Electric Co.	10,195,206

Education 0.6%

38,000	Apollo Group, Inc., Class A(a)(f)	3,272,180
3,000	Education Management Corp.(a)(f)	95,490
2,400	Renaissance Learning, Inc.	63,240
8,300	University of Phoenix Online(a)	722,266

		4,153,176

Electrical Utilities 1.3%

15,000	Alliant Energy Corp.	390,900
3,600	American States Water Co.	87,840
6,800	CMS Energy Corp.(a)	60,860
5,600	Constellation Energy Group, Inc.	223,720
3,600	Dominion Resources, Inc.	231,480
12,000	DTE Energy Co.	493,800
47,300	Edison International	1,148,917
21,200	Entergy Corp.	1,261,400
29,100	Exelon Corp.	2,004,117
29,800	Kinder Morgan, Inc.	1,877,996
9,300	Northeast Utilities	173,445
3,400	PNM Resources, Inc.	102,170
13,700	PPL Corp.	624,720
6,600	Progress Energy, Inc.(f)	310,728
10,000	Southern Union Co.(a)(f)	189,500
25,600	TXU Corp.	733,696

		9,915,289

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

Electronic Components 0.8%

23,200	Arrow Electronics, Inc.(a)	$590,672
5,400	Artesyn Technologies, Inc.(a)	51,408
4,300	Benchmark Electronics, Inc.(a)(f)	135,364
24,200	Cree, Inc.(a)(f)	539,660
4,200	Emerson Electric Co.	251,664
30,100	Harman International Industries, Inc.(f)	2,395,960
2,300	Hubbell, Inc., Class B	92,299
4,000	Jabil Circuit, Inc.(a)(f)	117,720
6,000	Methode Eletronics, Inc., Class A	77,400
26,700	PerkinElmer, Inc.	552,423
70,500	Sanmina-SCI Corp.(a)(f)	776,205
500	Tektronix, Inc.	16,355
47,700	TTM Technologies, Inc.(a)	587,664

		6,184,794

Financial Services 8.5%

40,700	A.G. Edwards, Inc.	1,592,184
12,750	Affiliated Managers Group, Inc.(a)	695,895
7,400	American Express Co.	383,690
89,260	Bank of America Corp.(f)	7,228,275
219,360	Citigroup, Inc.	11,340,912
12,566	Countrywide Credit Industries, Inc.	1,205,079
18,000	Deluxe Corp.	721,800
19,250	Doral Financial Corp.	677,600
45,300	Fannie Mae	3,368,055
20,600	Freddie Mac	1,216,636
2,000	Golden West Financial Corp.(f)	223,900
21,400	Goldman Sachs Group, Inc.(f)	2,233,090
10,000	H&R Block, Inc.	510,300
200	Irwin Financial Corp.	5,396
85,710	J.P. Morgan Chase & Co.	3,595,534
120,400	Knight Trading Group, Inc.(a)	1,524,264
13,200	Lehman Brothers Holdings, Inc.	1,093,884
47,425	MBNA Corp.	1,310,353
68,900	Merrill Lynch & Co., Inc.	4,103,684
25,800	Moody’s Corp.	1,826,640
58,400	Morgan Stanley	3,346,320
3,850	New Century Financial Corp.	186,956
18,700	PNC Financial Services Group	1,036,354
81,700	Principal Financial Group, Inc.	2,910,971
43,800	SLM Corp.	1,833,030
25,700	The Bear Stearns Companies, Inc.(f)	2,253,376

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

57,850	Washington Mutual, Inc.	$2,470,774
63,700	Wells Fargo & Co.	3,609,879

		62,504,831

Foods 0.8%

36,600	Archer-Daniels-Midland Co.	617,442
800	Chiquita Brands International, Inc.(a)	16,680
13,700	Del Monte Foods Co.(a)	154,125
32,500	Kroger Co.(a)(f)	540,800
4,600	Ralcorp Holdings, Inc.(a)	139,978
4,350	Sanderson Farms, Inc.	159,775
16,200	Sara Lee Corp.	354,132
7,500	Smithfield Foods, Inc.(a)	203,400
4,900	SUPERVALU, Inc.(f)	149,646
6,900	Sysco Corp.	269,445
98,200	Tyson Foods, Inc., Class A(f)	1,772,510
19,900	Whole Foods Market, Inc.(f)	1,491,505
9,600	Winn-Dixie Stores, Inc.(f)	72,960

		5,942,398

Health Care Services 1.2%

24,400	Anthem, Inc.(a)(f)	2,211,616
1,700	Coventry Health Care, Inc.(a)	71,961
35,800	Express Scripts, Inc., Class A(a)(f)	2,670,322
7,800	First Health Group Corp.(a)	170,508
23,200	Health Net, Inc.(a)	578,376
12,100	Humana, Inc.(a)(f)	230,142
29,500	LifePoint Hospitals, Inc.(a)(f)	954,030
4,800	United Surgical Partners International, Inc.(a)	162,912
17,000	WellPoint Health Networks, Inc.(a)	1,933,240

		8,983,107

Household Durables 0.1%

1,300	Bassett Furniture Industries, Inc.	25,779
3,400	La-Z-Boy, Inc.	73,984
1,100	Stanley Furniture Company, Inc.	42,713
28,700	Yankee Candle Co., Inc.(a)	791,546

		934,022

Insurance 2.3%

20,900	ACE Ltd. (Bermuda)	891,594
44,000	Allstate Corp.	2,000,240

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

19,600	American Financial Group, Inc.	$584,668
79,759	American International Group, Inc.	5,690,804
15,900	AmerUs Group Co.(f)	641,565
900	Everest Re Group Ltd. (Bermuda)	76,896
1,500	First American Corp.	45,630
2,000	Infinity Property & Casualty Corp.	62,860
15,200	LandAmerica Financial Group, Inc.	687,952
4,600	Loews Corp.	271,676
8,800	MetLife, Inc.	313,984
7,900	Odyssey Re Holdings Corp.	213,300
12,000	Ohio Casualty Corp.(a)	239,880
9,000	Old Republic International Corp.	221,040
37,000	St. Paul Companies, Inc.	1,480,370
20,500	Travelers Property Casualty Corp., Class A	351,575
150,888	Travelers Property Casualty Corp., Class B	2,605,836
25,300	UnumProvident Corp.(f)	370,139

		16,750,009

Leisure & Tourism 0.3%

1,500	Ameristar Casinos, Inc.	50,624
11,500	Argosy Gaming Co.(a)	408,825
12,600	Aztar Corp.(a)(f)	308,826
15,600	Caesars Entertainment, Inc.(a)	203,424
38,700	Winnebago Industries, Inc.	1,206,279

		2,177,978

Machinery & Equipment 0.3%

500	Applied Industrial Technologies, Inc.	11,360
4,800	Briggs & Stratton Corp.	323,856
8,200	Caterpillar, Inc.	648,374
12,200	Deere & Co.	845,582
8,700	Graco, Inc.	253,257
1,600	Tecumseh Products Co., Class A	67,360

		2,149,789

Media & Entertainment 2.1%

2,600	Belo Corp., Class A	72,176
82,342	Comcast Corp., Class A(a)	2,366,509
98,000	Disney (Walt) Co.	2,449,020
41,500	Fox Entertainment Group, Inc., Class A(a)	1,124,650
18,500	Gannett Co., Inc.	1,630,590
10,700	McGraw-Hill Cos., Inc.	814,698
8,200	Meredith Corp.	414,592

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

85,356	The DIRECTV Group, Inc.(a)	$1,312,775
242,100	Time Warner, Inc.(a)	4,081,806
23,419	Viacom, Inc., Class B	918,259

		15,185,075

Medical Products & Services 3.3%

500	ALARIS Medical Systems, Inc.(a)	9,325
2,400	AmSurg Corp.(a)	54,504
11,700	Apogent Technologies, Inc.(a)	358,956
30,100	Apria Healthcare Group, Inc.(a)(f)	901,194
23,800	Becton, Dickinson & Co.	1,153,824
51,200	Boston Scientific Corp.(a)	2,169,856
15,500	C.R. Bard, Inc.(f)	1,513,420
20,400	Cardinal Health, Inc.	1,405,560
500	Closure Medical Corp.(a)	13,750
46,100	Cytyc Corp.(a)	1,025,725
21,200	Gen-Probe, Inc.(a)(f)	708,292
7,300	Hillenbrand Industries, Inc.	495,597
3,000	ICU Medical, Inc.(a)(f)	91,110
145,600	Johnson & Johnson Co.(f)	7,384,832
22,800	Kyphon, Inc.(a)	545,148
14,100	Medtronic, Inc.	673,275
20,500	PolyMedica Corp.(f)	549,810
2,100	Quest Diagnostics, Inc.	173,943
200	Sola International, Inc.(a)	4,650
41,400	Stryker Corp.(f)	3,665,142
6,500	Sybron Dental Specialties, Inc.(a)	177,125
6,600	Techne Corp.(a)(f)	269,346
10,700	Varian Medical Systems, Inc.(a)(f)	923,517
3,800	Waters Corp.(a)	155,192

		24,423,093

Metals 0.7%

24,500	Alcoa, Inc.	849,905
3,000	Century Aluminum Co.(a)	84,690
3,100	Cleveland-Cliffs, Inc.(a)(f)	202,833
7,400	Nucor Corp.	454,952
36,400	Phelps Dodge Corp.(a)(f)	2,972,424
8,800	Southern Peru Copper Corp.	355,960

		4,920,764

Mining 0.1%

7,900	Newmont Mining Corp.	368,377

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

Networking 1.0%

4,400	Black Box Corp.	$235,796
204,500	Cisco Systems, Inc.(a)	4,809,840
118,800	Polycom, Inc.(a)(f)	2,522,124

		7,567,760

Oil & Gas Equipment & Services 0.8%

65,400	Halliburton Co.	1,987,506
71,400	Key Energy Services, Inc.(a)	785,400
17,300	Marathon Oil Corp.(f)	582,491
6,500	Matrix Service Co.(a)	87,945
4,400	Premcor, Inc.(a)	136,268
12,800	Schlumberger Ltd.	817,280
47,300	Sempra Energy	1,504,140
10,500	Shaw Group, Inc.(a)	113,820

		6,014,850

Oil & Gas Exploration & Production 3.6%

7,300	Anadarko Petroleum Corp.	378,578
35,200	Burlington Resources, Inc.	2,239,776
192,100	Chesapeake Energy Corp.	2,574,140
25,430	ChevronTexaco Corp.(f)	2,232,245
62,400	ConocoPhillips	4,356,144
35,500	Devon Energy Corp.	2,064,325
218,764	Exxon Mobil Corp.	9,098,395
5,400	Helmerich & Payne, Inc.	154,710
2,500	Houston Exploration Co.(a)	111,825
5,400	Murphy Oil Corp.	340,038
24,200	Newfield Exploration Co.(a)	1,159,906
23,300	NiSource, Inc.	495,125
20,700	Occidental Petroleum Corp.	953,235
20,300	Unit Corp.(a)(f)	556,626
2,700	Westar Energy, Inc.	56,592

		26,771,660

Paper & Forest Products 0.5%

17,200	Georgia-Pacific Corp.	579,468
117,200	Louisiana-Pacific Corp.(f)	3,023,760
2,200	Universal Forest Products, Inc.	67,892

		3,671,120

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Pharmaceuticals 4.6%

71,700	Abbott Laboratories	$2,946,870
106,200	Bristol-Myers Squibb Co.	2,573,226
95,844	Caremark Rx, Inc.(a)(f)	3,186,796
4,800	Connetics Corp.(a)	106,416
30,800	ImClone Systems, Inc.(a)(f)	1,566,488
4,600	Lilly (Eli) & Co.	307,740
129,600	Merck & Co., Inc.	5,727,024
393,353	Pfizer, Inc.	13,787,023
89,300	Wyeth	3,353,215

		33,554,798

Photography

5,900	Eastman Kodak Co.(f)	154,403

Publishing 0.2%

9,200	Knight-Ridder, Inc.	673,900
4,100	Pulitzer, Inc.	197,825
300	The Washington Post Co., Class B	265,323

		1,137,048

Real Estate Investment Trust 0.8%

41,600	Annaly Mortgage Management, Inc.	813,280
26,100	Anthracite Capital, Inc.	332,253
2,400	Apartment Investment & Management Co., Class A	74,616
1,800	Bedford Property Investors, Inc.	54,846
7,200	Boykin Lodging Co.(a)	66,816
4,200	CarrAmerica Realty Corp.	142,380
7,500	Cornerstone Realty Income Trust, Inc.	70,125
2,700	Equity Inns, Inc.	24,840
75,900	Equity Office Properties Trust	2,192,751
18,100	Equity One, Inc.	347,882
2,400	First Industrial Realty Trust, Inc.	94,800
600	Glenborough Realty Trust, Inc.	13,410
500	Great Lakes REIT	7,740
12,800	Impac Mortgage Holdings, Inc.	348,160
8,500	National Health Investors, Inc.	261,800
800	Parkway Properties, Inc.	37,400
23,000	Reckson Associates Realty Corp.	647,220
900	Sizeler Property Investors, Inc.	10,476
4,000	Trizec Properties, Inc.	68,600

		5,609,395

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Shares	Description	Value (Note 1)

Restaurants 0.4%

13,900	Brinker International, Inc.(a)	$527,227
20,550	CEC Entertainment, Inc.(a)	713,085
4,600	Jack in the Box, Inc.(a)	114,862
19,800	McDonald’s Corp.	565,686
27,000	Yum! Brands, Inc.(a)(f)	1,025,730

		2,946,590

Retail 3.1%

12,700	AnnTaylor Stores Corp.(a)	543,560
30,300	AutoZone, Inc.(a)(f)	2,604,891
62,300	Claire’s Stores, Inc.	1,298,332
3,900	Electronics Boutique Holdings Corp.(a)(f)	114,504
17,700	Federated Department Stores, Inc.	956,685
27,100	GameStop Corp., Class A(a)	488,342
29,700	Hasbro, Inc.(f)	645,975
154,800	Home Depot, Inc.	5,783,328
36,000	Lowe’s Cos., Inc.	2,020,680
40,300	Mattel, Inc.	743,132
1,600	RadioShack Corp.(f)	53,056
27,300	Sears, Roebuck & Co.(f)	1,172,808
11,100	ShopKo Stores, Inc.(a)	162,282
600	Steven Madden Ltd.(a)	11,976
104,100	Wal-Mart Stores, Inc.	6,213,729

		22,813,280

Semiconductors 3.2%

67,600	Altera Corp.(a)	1,382,420
48,600	Amkor Technology, Inc.(a)	711,018
65,100	Applied Materials, Inc.(a)(f)	1,391,838
133,400	Cypress Semiconductor Corp.(a)(f)	2,730,698
16,300	Integrated Silicon Solution, Inc.(a)	289,162
267,300	Intel Corp.	7,270,560
82,100	Linear Technology Corp.(f)	3,039,342
8,000	Maxim Integrated Products, Inc.(f)	376,720
8,800	MEMC Electronic Materials, Inc.(a)	80,520
79,000	Micron Technology, Inc.(a)	1,320,090
36,000	OmniVision Technologies, Inc.(a)	983,160
33,200	Photon Dynamics, Inc.(a)	1,083,316
10,000	Photronics, Inc.(a)	177,400
20,300	PMC-Sierra, Inc.(a)(f)	344,491
50,400	Texas Instruments, Inc.	1,472,688
139,300	Vitesse Semiconductor Corp.(a)	987,637

		23,641,060

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Telecommunication Equipment 0.6%

10,300	Anaren, Inc.(a)	$162,534
2,900	Applied Signal Technology, Inc.	79,228
7,100	CommScope, Inc.(a)	118,215
46,100	Crown Castle International Corp.(a)(f)	582,243
18,900	Plantronics, Inc.(a)	691,929
37,800	QUALCOMM, Inc.	2,510,676
8,600	Westell Technologies, Inc., Class A(a)	62,780

		4,207,605

Telecommunication Services 2.1%

30,400	Aspect Communications Corp.(a)	476,368
146,200	BellSouth Corp.(f)	4,048,278
16,900	CenturyTel, Inc.	464,581
11,400	InterDigital Communications Corp.(a)	199,272
1,100	Intrado, Inc.(a)	21,285
138,000	Nextel Communications, Inc., Class A(a)(f)	3,412,740
149,300	Nextel Partners, Inc., Class A(a)(f)	1,890,138
37,912	SBC Communications, Inc.	930,361
94,652	Verizon Communications, Inc.	3,458,584
19,000	Western Wireless Corp., Class A(a)	444,030

		15,345,637

Tobacco 0.3%

40,200	Altria Group, Inc.	2,188,890

Transportation/Trucking/Shipping 0.5%

3,800	CNF, Inc.	127,680
53,400	J.B. Hunt Transport Services, Inc.(a)(f)	1,504,278
11,900	Knight Transportation, Inc.(a)	285,362
19,200	Norfolk Southern Corp.	424,128
300	Offshore Logistics, Inc.(a)	6,915
5,300	Overseas Shipholding Group, Inc.	193,450
17,600	United Parcel Service, Inc., Class B(f)	1,229,184

		3,770,997

Waste Management

9,300	Republic Services, Inc., Class A	251,751

	Total common stocks (cost $428,705,571)	491,538,725

CONTINGENT VALUE OBLIGATION

Electrical Utilities

4,400	Progress Energy, Inc.(a)(h) (cost $2,398)	0

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 7.9%

Aerospace/Defense 0.3%

		Boeing Capital Corp., Sr. Notes,
A3	$190	6.10%, 3/1/11(f)	$211,039
A2	420	General Dynamics Corp., Sr. Notes, 4.50%, 8/15/10	438,366
Baa2	175	Lockheed Martin Corp., Notes, 8.20%, 12/1/09	216,377
Baa3	500	Northrop Grumman Corp., 7.125%, 2/15/11	591,006
		Raytheon Co., Notes,
Baa3	60	4.50%, 11/15/07	63,204
Baa3	140	5.50%, 11/15/12	148,487
Baa3	270	6.55%, 3/15/10(f)	307,188
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	126,928
		Notes,
A2	165	6.35%, 3/1/11	189,460

			2,292,055

Agricultural Products & Services 0.1%

Baa3	270	Bunge Ltd. Finance Corp., Notes, 5.875%, 5/15/13	281,982
A1	375	Cargill, Inc., Notes, 3.625%, 3/4/09	377,428

			659,410

Airlines 0.1%

Baa3	396	Continental Airlines, Inc., 8.048%, 11/1/20(f)	401,716

Auto & Truck 0.4%

A3	215	Auburn Hills Trust, Deb., 12.375%, 5/1/20	329,359
A3	110	DaimlerChrysler North America Holding Corp., Notes, 6.50%, 11/15/13(f)	118,971
Baa1	520	Ford Motor Co., Notes, 7.45%, 7/16/31(f)	519,310
		Ford Motor Credit Co., Notes,
A3	300	7.00%, 10/1/13(f)	316,579

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		General Motors Acceptance Corp., Notes,
A3	$760	6.125%, 1/22/08	$820,271
Baa1	340	General Motors Corp., Deb., 8.375%, 7/15/33	385,683
		Notes,
Baa1	120	7.20%, 1/15/11(f)	131,512
Ba1	90	Hyundai Motor Manufacturing LLC, Gtd. Notes, 5.30%, 12/19/08	93,225
Ba1	250	Lear Corp., 8.11%, 5/15/09	295,625

			3,010,535

Banking 0.5%

A1	400	Bank One Corp., Sub. Notes, 7.875%, 8/1/10	489,188
Baa2	575	Chohung Bank (South Korea), 6.1775%, 1/7/05(i)	593,687
Aa2	400	Citigroup, Inc., Sub. Notes, 5.625%, 8/27/12(f)	437,617
Aa2	125	6.00%, 10/31/33	129,776
Aa2	250	6.625%, 6/15/32	281,080
Aa3	220	HBOS PLC (United Kingdom), Sub. Notes, 6.00%, 11/1/33	231,746
A1	195	J.P. Morgan Chase & Co., Notes, 4.50%, 11/15/10	201,144
A1	270	Sr. Notes, 5.25%, 5/30/07	291,563
A1	140	Santander Central Hispano Issuances (Cayman Islands), 7.625%, 9/14/10	168,976
A3	170	The Export-Import Bank of Korea, Notes, 4.125%, 2/10/09	173,203
Aa3	450	Wachovia Bank NA, Sub. Notes, 7.80%, 8/18/10	554,666
A1	5	Wachovia Corp., Sub. Notes, 4.875%, 2/15/14	5,108

			3,557,754

Beverages 0.1%

A1	305	Anheuser-Busch Cos., Inc., Sr. Notes, 6.00%, 4/15/11	343,616

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa1	$130	Miller Brewing Co., Notes, 5.50%, 8/15/13(f)	$138,200
Baa1	190	SABMiller PLC (United Kingdom), 6.625%, 8/15/33	209,664

			691,480

Building & Construction 0.1%

Baa1	100	CRH America, Inc., 6.40%, 10/15/33	107,243
Baa1	200	Notes, 5.30%, 10/15/13	208,972
Baa1	225	Hanson Overseas BV, Sr. Notes (United Kingdom), 6.75%, 9/15/05	240,579
Ba1	90	The Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	94,950

			651,744

Cable 0.2%

Baa3	30	Comcast Corp., 7.05%, 3/15/33	33,335
Baa3	1,000	Continental Cablevision, Inc., Sr. Notes, 8.30%, 5/15/06	1,114,471
Baa2	90	Cox Communications, Inc., Notes, 7.125%, 10/1/12	104,109
Ba2	145	Rogers Cable, Inc., Sec’d. Notes, 5.50%, 3/15/14	140,831

			1,392,746

Chemicals 0.1%

Baa2	85	Eastman Chemical Co., Notes, 7.00%, 4/15/12(f)	97,702
Baa3	295	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/1/13	308,042
A3	60	The Dow Chemical Co., Debs, 5.97%, 1/15/09	65,800
		Notes,
A3	80	5.75%, 11/15/09	87,616
A3	140	6.00%, 10/1/12	153,749
A3	135	6.125%, 2/1/11	150,127

			863,036

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Commercial Services

Baa1	$165	Equifax, Inc., Notes, 4.95%, 11/1/07	$176,759

Computer Software & Services 0.1%

Ba1	115	Computer Associates International, Inc., Sr. Notes, 6.375%, 4/15/05	119,312
A3	60	Computer Sciences Corp., Notes, 6.75%, 6/15/06	65,760
		Electronic Data Systems Corp., Notes,
Baa3	125	6.00%, 8/1/13	121,270
Baa3	75	6.85%, 10/15/04(f)	76,737
Baa2	140	SunGard Data Systems, Inc., Notes, 3.75%, 1/15/09	141,338

			524,417

Computer Systems/Peripherals

A3	50	Hewlett-Packard Co., Notes, 7.15%, 6/15/05	53,203
A1	185	International Business Machines Corp., 5.875%, 11/29/32	191,932

			245,135

Containers 0.2%

Baa2	1,000	Pactiv Corp., 7.20%, 12/15/05	1,087,572
		Sealed Air Corp.,
Baa3	45	6.875%, 7/15/33(f)	48,880
Baa3	75	8.75%, 7/1/08	90,052
Baa3	65	Notes, 5.625%, 7/15/13(f)	68,129

			1,294,633

Diversified Consumer Products

Aa3	85	The Procter & Gamble Co., 5.50%, 2/1/34	85,615

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Diversified Manufacturing 0.2%

Baa3	$220	Bombardier, Inc., Notes, 6.75%, 5/1/12(f)	$239,361
		General Electric Capital Corp., Notes,
Aaa	160	5.875%, 2/15/12	177,557
Aaa	330	6.125%, 2/22/11	372,382
Aaa	500	6.75%, 3/15/32	577,584
A2	215	Honeywell International, Inc., 6.125%, 11/1/11	241,648

			1,608,532

Diversified Operations 0.1%

Baa1	260	Cendant Corp., Notes, 6.875%, 8/15/06	286,309
Baa1	210	Sr. Notes, 7.375%, 1/15/13	246,369

			532,678

Electrical Utilities 0.5%

		CenterPoint Energy Houston Electric LLC, Notes,
Baa2	160	5.70%, 3/15/13	171,944
Baa2	120	6.95%, 3/15/33	137,806
A1	85	Consolidated Edison Co. of NY, 5.70%, 2/1/34	86,255
Baa3	65	Consumers Energy Co., 5.375%, 4/15/13	66,805
		Dominion Resources, Inc., Sr. Notes,
Baa1	190	5.125%, 12/15/09	202,501
Baa1	100	5.20%, 1/15/16	100,702
		Duke Capital LLC, Notes,
Baa3	45	6.25%, 2/15/13	48,283
Baa3	45	8.00%, 10/1/19	53,511
Baa2	125	Energy East Corp., Notes, 6.75%, 9/15/33	135,554
Baa3	155	FirstEnergy Corp., Notes, 7.375%, 11/15/31(f)	172,777
Aa3	120	Florida Power & Light Co., 1st. Mtge., 5.95%, 10/1/33	126,620
Baa3	150	NiSource Finance Corp., 7.625%, 11/15/05	163,195

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa1	$45	Oncor Electric Delivery Co., 7.25%, 1/15/33	$52,958
Baa2	120	Deb., 7.00%, 9/1/22	135,754
Baa2	380	Pacific Gas & Electric Co., 1st. Mtge., 6.05%, 3/1/34(f)	384,349
A3	60	PacifiCorp, 5.45%, 9/15/13	64,180
Baa2	110	Pepco Holdings, Inc., Notes, 5.50%, 8/15/07	118,393
Baa1	400	PPL Electric Utilities Corp., 6.25%, 8/15/09	451,323
Baa2	280	Progress Energy, Inc., Sr. Notes, 6.75%, 3/1/06	303,475
		PSE&G Power LLC,
Baa1	150	6.95%, 6/1/12(f)	172,754
Baa1	25	7.75%, 4/15/11	29,950
		Southern California Edison Co., 1st. Mtge.,
Baa2	100	4.65%, 4/1/15	98,907
Baa2	50	5.75%, 4/1/35	49,450
Baa2	275	8.00%, 2/15/07	315,480
		Xcel Energy, Inc., Sr. Notes,
Baa3	120	3.40%, 7/1/08	119,889
Baa3	35	7.00%, 12/1/10	40,868

			3,803,683

Financial Services 0.3%

		Capital One Bank, Notes,
Baa2	75	6.50%, 7/30/04	76,220
		Sr. Notes,
Baa2	295	6.875%, 2/1/06(f)	318,691
		Sub. Notes,
Baa3	255	6.50%, 6/13/13	277,392
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	211,976
		Equus Cayman Finance Ltd., Notes (Cayman Islands),
Ba1	60	5.50%, 9/12/08(f)	62,617
		Glencore Funding LLC, Gtd. Notes,
Baa3	45	6.00%, 4/15/14	45,183

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Household Finance Corp., Notes,
A1	$15	6.375%, 11/27/12	$16,974
A1	85	6.75%, 5/15/11	98,180
A1	280	7.00%, 5/15/12	328,577
		International Lease Finance Corp., Notes,
A1	120	3.50%, 4/1/09	119,613
		UFJ Finance Aruba AEC, Notes, (Aruba),
Baa1	150	6.75%, 7/15/13	165,879
		Washington Mutual, Inc., Sub. Notes,
Baa1	300	4.625%, 4/1/14	294,000

			2,015,302

Foods 0.3%

		Archer-Daniels-Midland Co., Deb.,
A1	60	8.125%, 6/1/12	75,312
		Cadbury Schweppes US Finance, Notes,
Baa2	160	3.875%, 10/1/08	162,938
Baa2	170	5.125%, 10/1/13	175,874
		ConAgra Foods, Inc., Notes,
Baa1	130	7.875%, 9/15/10	157,921
		Kellogg Co., Notes,
Baa2	375	6.60%, 4/1/11	433,925
		Kraft Foods, Inc., Notes,
A3	510	4.625%, 11/1/06	538,331
A3	50	5.25%, 6/1/07	53,908
A3	495	5.625%, 11/1/11	536,766
		Tyson Foods, Inc., Notes,
Baa3	75	7.25%, 10/1/06	81,945
		Notes, M.T.N.,
Baa3	80	6.625%, 10/17/05	84,391
		Unilever Capital Corp.,
A1	175	5.90%, 11/15/32	182,253

			2,483,564

Health Care Services

		HCA, Inc., Sr. Notes,
Ba1	305	7.875%, 2/1/11	351,199

Hotels

		Harrah’s Operating Co., Inc.,
Baa3	55	7.125%, 6/1/07	61,655

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Insurance 0.1%

		Allstate Corp., Sr. Notes,
A1	$200	7.20%, 12/1/09	$239,072
		Aon Corp., Notes,
Baa2	130	8.65%, 5/15/05	138,792
		Axa (France), Sub. Notes,
A3	35	8.60%, 12/15/30	46,018
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/1/11	78,946
		RLI Corp., Sr. Notes,
Baa3	80	5.95%, 1/15/14	82,428
		Royal & Sun Alliance Insurance Group PLC (United Kingdom),
Ba2	50	8.95%, 10/15/29	52,980
		The Hartford Financial Services Group, Inc., Sr. Notes,
A3	105	4.75%, 3/1/14	106,087
		UnumProvident Corp., Sr. Notes,
Baa3	35	7.625%, 3/1/11	36,706

			781,029

Investment Banking 0.6%

		Credit Suisse First Boston USA, Inc., Notes,
Aa3	515	5.125%, 1/15/14(f)	530,103
		Lehman Brothers Holdings, Inc., Notes,
A1	155	4.80%, 3/13/14	155,981
A1	335	6.625%, 1/18/12	387,149
		Morgan Stanley,
Aa3	1,200	6.10%, 4/15/06	1,297,812
		Sub. Notes,
A1	230	4.75%, 4/1/14(f)	226,228
		PaineWebber Group, Inc.,
Aa2	500	7.625%, 12/1/09	612,118
		The Goldman Sachs Group, Inc.,
Aa3	300	6.875%, 1/15/11	348,564
		Notes,
Aa3	300	5.25%, 10/15/13	310,551
		Sub. Notes,
A1	200	6.345%, 2/15/34(f)	205,632

			4,074,138

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Leisure & Tourism

		Carnival Corp. (Panama), Gtd. Notes,
A3	$295	3.75%, 11/15/07	$301,344
		Carnival PLC, Notes (United Kingdom),
A3	50	7.30%, 6/1/07	56,333

			357,677

Machinery & Equipment 0.1%

		Caterpillar, Inc.,
A2	400	7.25%, 9/15/09	474,964
		John Deere Capital Corp., Notes,
A3	235	7.00%, 3/15/12	278,194

			753,158

Media & Entertainment 0.5%

		AMFM, Inc.,
Ba1	115	8.00%, 11/1/08(f)	134,550
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes,
Baa3	260	7.30%, 10/15/06	290,045
		Clear Channel Communications, Inc., Sr. Notes,
Baa3	185	4.40%, 5/15/11	184,556
		Disney (Walt) Co., Notes,
Baa1	50	5.375%, 6/1/07	53,683
		Sr. Notes,
Baa1	205	6.75%, 3/30/06	221,912
		Liberty Media Corp., Sr. Notes,
Baa3	350	5.70%, 5/15/13(f)	365,416
		News America, Inc.,
Baa3	500	6.703%, 5/21/04(i)	502,700
Baa3	125	7.625%, 11/30/28	148,589
		Time Warner, Inc., Gtd. Notes,
Baa1	585	7.70%, 5/1/32	691,557
		United News & Media PLC, Notes (United Kingdom),
Baa2	550	7.25%, 7/1/04	555,188
		Viacom, Inc.,
A3	180	7.875%, 7/30/30	228,853

			3,377,049

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Medical Technology

			Abbott Laboratories, Notes,
A1	$230		4.35%, 3/15/14	$229,078

Metals

			Alcan, Inc. (Canada),
Baa1	180		6.125%, 12/15/33(f)	189,803
			Notes,
Baa1	80		5.20%, 1/15/14	83,928
			Phelps Dodge Corp.,
Baa3	80		6.125%, 3/15/34	81,040

				354,771

Oil & Gas Equipment & Services 0.2%

			BJ Services Co.,
Baa2	700		7.00%, 2/1/06	747,024
			Cooper Cameron Corp., Sr. Notes,
Baa1	65		2.65%, 4/15/07	64,874
			Transocean, Inc. (Cayman Island), Notes,
Baa2	25		7.50%, 4/15/31	30,254
			Valero Energy Corp., Notes,
Baa3	305		6.875%, 4/15/12	351,077

				1,193,229

Oil & Gas Exploration & Production 0.7%

			Anadarko Finance Co.,
Baa1	40		7.50%, 5/1/31	48,411
			CenterPoint Energy Resources Corp., Sr. Notes,
Ba1	115		7.875%, 4/1/13(f)	133,113
			Chesapeake Energy Corp., Gtd. Notes,
Ba3	428	(j)	8.125%, 4/1/11	474
			Conoco, Inc., Sr. Notes,
A3	135		6.95%, 4/15/29	157,350
			ConocoPhillips, Notes,
A3	500		8.75%, 5/25/10	635,908
			Devon Energy Corp., Sr. Notes,
Baa2	480		2.75%, 8/1/06	483,071
			Devon Financing Corp.,
Baa2	35		6.875%, 9/30/11(f)	40,499
			Duke Energy Field Services LLC, Notes,
Baa2	200		7.50%, 8/16/05	215,095

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Kerr-McGee Corp., Gtd. Notes,
Baa3	$260	5.875%, 9/15/06	$280,126
Baa3	85	6.875%, 9/15/11	96,627
		Marathon Oil Corp., Gtd. Notes,
Baa1	150	6.00%, 7/1/12	165,795
		Occidental Petroleum Corp., Sr. Notes,
Baa1	340	6.75%, 1/15/12(f)	394,126
		Parker & Parsley Petroleum Co., Sr. Notes,
Baa3	500	8.875%, 4/15/05	531,403
		Pemex Project Funding Master Trust,
Baa1	350	7.875%, 2/1/09	403,375
		Gtd. Notes,
Baa1	275	8.50%, 2/15/08	320,650
		Petroleos Mexicanos (Mexico),
Baa1	170	9.25%, 3/30/18	208,675
		Gtd. Notes,
Baa1	450	9.50%, 9/15/27	560,250
		Pioneer Natural Resources Co., Gtd. Notes,
Baa3	70	7.50%, 4/15/12	83,289
		Suncor Energy, Inc. (Canada),
A3	90	5.95%, 12/1/34(f)	94,080
		Woodside Financial Ltd. (Australia), Gtd. Notes,
Baa1	280	5.00%, 11/15/13	290,588
		XTO Energy, Inc., Sr. Notes,
Baa3	195	6.25%, 4/15/13	215,967

			5,358,872

Paper & Forest Products 0.1%

		International Paper Co., Notes,
Baa2	95	5.25%, 4/1/16	94,494
		MeadWestvaco Corp., Notes,
Baa2	200	2.75%, 12/1/05	199,702
		Weyerhaeuser Co., Notes,
Baa2	130	5.50%, 3/15/05	134,846
Baa2	200	6.75%, 3/15/12	225,930

			654,972

Pharmaceuticals 0.2%

		Bristol-Myers Squibb Co., Notes,
A1	110	5.75%, 10/1/11	120,925

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Glaxosmithkline Capital, Inc., Gtd. Notes,
Aa2	$350	4.375%, 4/15/14	$349,290
		Pharmacia Corp.,
Aaa	585	6.75%, 12/15/27	687,188
		Wyeth,
Baa1	365	5.50%, 2/1/14	382,717
		Notes,
Baa1	130	6.45%, 2/1/24	137,162

			1,677,282

Printing

		R.R. Donnelley & Sons Co., Notes,
Baa1	160	4.95%, 4/1/14	162,256

Real Estate Investment Trust 0.3%

		EOP Operating L.P., Sr. Notes,
Baa1	350	6.75%, 2/15/08	395,270
		ERP Operating L.P., Notes,
Baa1	830	6.63%, 4/13/05	871,749
		Simon Property Group, L.P.,
		Gtd. Notes,
Baa2	380	6.875%, 11/15/06	424,956
		Notes,
Baa2	250	7.375%, 1/20/06	274,000

			1,965,975

Retail 0.2%

		Target Corp., Notes,
A2	220	5.95%, 5/15/06	238,102
A2	140	7.50%, 8/15/10	169,186
		The May Department Stores Co., Notes,
Baa1	45	6.90%, 1/15/32(f)	50,188
		Wal-Mart Stores, Inc., Notes,
Aa2	195	7.55%, 2/15/30	247,238
		Sr. Notes,
Aa2	320	6.875%, 8/10/09	375,545
		Yum! Brands, Inc., Sr. Notes,
Baa3	70	8.875%, 4/15/11(f)	87,412

			1,167,671

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Supermarkets 0.2%

		Albertson’s, Inc., Deb.,
Baa2	$100	8.00%, 5/1/31	$120,747
		Sr. Notes,
Baa2	110	7.50%, 2/15/11(f)	129,095
		Safeway, Inc., Notes,
Baa2	280	2.50%, 11/1/05	281,452
		The Kroger Co., Gtd. Notes,
Baa3	435	6.80%, 4/1/11	499,187
		Notes,
Baa3	250	7.80%, 8/15/07	288,630

			1,319,111

Telecommunication Equipment

		Motorola, Inc., Notes,
Baa3	145	7.625%, 11/15/10	168,718

Telecommunication Services 0.9%

		AT&T Corp., Sr. Notes,
Baa2	145	8.05%, 11/15/11	169,508
		AT&T Wireless Services, Inc., Sr. Notes,
Baa2	335	7.35%, 3/1/06	367,397
Baa2	110	8.75%, 3/1/31	142,670
		British Telecom PLC (United Kingdom),
Baa1	220	7.00%, 5/23/07	246,840
Baa1	220	8.875%, 12/15/30	293,530
		CenturyTel, Inc., Sr. Notes,
Baa2	145	7.875%, 8/15/12	171,135
		Citizens Communications Co., Deb.,
Baa2	220	7.60%, 6/1/06	237,395
		Notes,
Baa2	350	8.50%, 5/15/06(f)	384,587
Baa2	80	9.25%, 5/15/11	88,576
		Deutsche Telekom International Finance BV (Netherlands),
Baa2	5	8.75%, 6/15/30	6,555
		Gtd. Notes,
Baa2	250	9.25%, 6/1/32	354,974
		INTELSAT (Bermuda), Notes,
Baa3	30	6.50%, 11/1/13	32,301

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Koninklijke (Royal) NV (Netherlands),
Baa1	$355	8.00%, 10/1/10(f)	$432,390
		Sprint Capital Corp., Gtd. Notes,
Baa3	90	8.75%, 3/15/32	113,751
		Notes,
Baa3	440	6.90%, 5/1/19	480,871
		Telecom Italia Capital, Gtd. Notes,
Baa2	85	5.25%, 11/15/13(f)	87,655
		Telecomunicaciones de Puerto Rico, Inc. (Luxembourg),
Baa1	800	6.65%, 5/15/06	866,729
Baa1	420	6.80%, 5/15/09	476,633
		Telefonica Europe BV (Netherland), Gtd. Notes,
A3	230	7.75%, 9/15/10	277,765
		Telus Corp., Notes (Canada),
Baa3	250	8.00%, 6/1/11	301,153
		Verizon Global Funding Corp., Notes,
A2	200	7.75%, 12/1/30(f)	242,957
		Verizon New York, Inc., Debs.,
A2	50	7.375%, 4/1/32(f)	56,905
		Vodafone Group PLC, Notes (United Kingdom),
A2	90	5.00%, 12/16/13(f)	92,437
A2	60	5.375%, 1/30/15	62,835
A2	200	7.75%, 2/15/10	240,948

			6,228,497

Tobacco 0.1%

		Altria Group, Inc., Notes,
Baa2	295	5.625%, 11/4/08	312,075
Baa2	125	7.65%, 7/1/08(f)	141,928

			454,003

Transportation 0.1%

		FedEx Corp., Notes,
Baa2	330	2.65%, 4/1/07	329,618
		Norfolk Southern Corp.,
Baa1	215	7.80%, 5/15/27	265,488
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/1/08	310,136
Baa2	105	6.65%, 1/15/11	120,591

			1,025,833

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Waste Management

		Waste Management, Inc.,
Baa3	$220	7.75%, 5/15/32	$268,153

		Total corporate bonds (cost $55,203,664)	58,275,120

ADJUSTABLE RATE MORTGAGE 0.1%
		Federal National Mortgage Assoc.,
	687	4.209%, 4/1/33(i) (cost $706,660)	700,956

ASSET BACKED SECURITIES 0.4%
		MBNA Master Credit Card Trust II,
Aaa	2,400	7.00%, 2/15/12 (cost $2,673,563)	2,820,992

COMMERCIAL MORTGAGE BACKED SECURITIES 0.9%
		Banc of America Commerical Mortgage, Inc., Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	418,644
		Commercial Mortgage Asset Trust, Ser. 1999-C2,
Aaa	137	7.285%, 11/17/32	152,033
		Commercial Mortgage Pass-Through Certificate, Class X2,
NR	2,891	1.277%, 3/10/39	146,816
		GE Capital Commerical Mortgage Corp., Ser. 2004-C1, Class A3,
Aaa	1,215	4.60%, 11/10/38	1,232,825
		Greenwich Capital Commerical Funding Corp., Ser. 2003-C2, Class A3,
Aaa	1,360	4.533%, 1/5/36	1,407,735
		Keycorp.,
Aaa	1,675	7.727%, 5/17/32	2,006,271
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3,
AAA(d)	1,100	4.867%, 2/15/35	1,144,487

		Total commercial mortgage backed securities (cost $6,222,553)	6,508,811

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
		Federal National Mortgage Assoc., PAC-1,
	600	6.50%, 5/25/08	639,309

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Master Alternative Loans Trust, Ser. 2004-4, Class 4A1
NR	$1,000	5.00%, 1/30/19	$1,023,594
		Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3,
Aaa	971	4.17%, 2/25/34(i)	993,558
		Washington Mutual, Inc., Ser. 2002-AR4, Class A7,
Aaa	334	5.502%, 4/26/32(i)	337,936

		Total collateralized mortgage obligations (cost $2,927,239)	2,994,397

STRUCTURED NOTES 0.2%
		Lehman Brothers, Inc., TRAIN,
B1	46	8.676%, 5/15/13(g)(i)	50,582
		Trac-X North America High Yield, Notes,
B3	850	7.375%, 3/25/09(f)	859,562
		Sec’d. Notes,
B3	750	6.05%, 3/25/09(f)	765,000

		Total structured notes (cost $1,671,104)	1,675,144

U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS 8.0%
		Federal Home Loan Mortgage Corp.,
	1,500	4.50%, TBA(c)	1,518,750
	4,000	5.00%, TBA(c)	4,072,187
	5,500	5.50%, TBA(c)	5,635,784
	1,500	6.00%, TBA(c)	1,558,593
	998	6.00%, 1/1/34	1,037,644
	2,000	7.00%, TBA(c)	2,120,624
		Federal National Mortgage Assoc.,
	500	4.00%, TBA(c)	494,531
	2,500	4.50%, TBA(c)	2,529,063
	5,500	5.00%, TBA(c)	5,587,813
	2,453	5.00%, 7/1/33	2,466,718
	5,000	5.50%, TBA(c)	5,156,249
	4,193	5.50%, 12/1/16 - 2/1/34	4,302,338
	4,400	6.00%, TBA(c)	4,596,562
	4,057	6.00%, 9/1/17 - 2/1/34	4,234,689
	3,000	6.50%, TBA(c)	3,150,936
	3,518	6.50%, 5/1/13 - 1/1/34	3,719,254
	500	7.00%, TBA(c)	530,625

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

	$494	7.50%, 12/1/07	$518,619
	74	8.00%, 12/1/23	80,826
	154	8.50%, 10/1/24 - 2/1/28	167,633
		Government National Mortgage Assoc.,
	1,000	5.50%, TBA(c)	1,028,438
	448	5.50%, 12/15/33	461,561
	2,346	6.50%, 9/15/23 - 8/15/32	2,488,000
	356	7.00%, 6/15/24	381,733
	88	7.50%, 4/15/29 - 5/15/31	94,275
	443	8.00%, 8/15/22 - 6/15/25	488,666

		Total U.S. government agency mortgage pass-through obligations (cost $57,984,578)	58,422,111

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
		Federal Home Loan Mortgage Corp.,
	355	3.375%, 4/15/09	359,098
	3,270	6.00%, 6/15/11	3,720,109
		Federal National Mortgage Assoc.,
	1,305	5.25%, 8/1/12(f)	1,385,605
	1,050	5.50%, 3/15/11	1,163,206
	1,500	5.50%, 7/18/12(f)	1,561,597
	420	6.00%, 5/15/11(f)	478,311
	3,895	6.625%, 9/15/09(f)	4,543,673
	1,223	7.25%, 1/15/10(f)	1,470,313

		Total U.S. government agency obligations (cost $14,541,207)	14,681,912

U.S. GOVERNMENT SECURITIES 2.5%
		United States Treasury Bonds,
	294	5.375%, 2/15/31(f)	320,460
	1,780	8.125%, 8/15/19	2,497,077
	1,875	8.875%, 2/15/19	2,778,662
	1,489	9.25%, 2/15/16	2,204,476
		United States Treasury Notes,
	885	1.50%, 3/31/06	883,618
	1,790	1.625%, 2/28/06(f)	1,792,796
	1,405	2.25%, 2/15/07(f)	1,416,965
	715	2.625%, 3/15/09(f)	709,860
	2,550	3.25%, 1/15/09(f)	2,608,273
	1,200	4.00%, 2/15/14	1,215,750
	180	4.375%, 5/15/07	192,544
	5	5.00%, 2/15/11	5,519
	130	5.75%, 8/15/10	149,256

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		United States Treasury Strips
	$3,453	Zero Coupon, 5/15/22-5/15/26(f)	$1,232,319

		Total U.S. government securities (cost $17,666,079)	18,007,575

MUNICIPAL BOND 0.1%
		Illinois St., Taxable Pension, G.O.,
Aa3	975	5.10%, 6/1/33 (cost $915,063)	942,045

FOREIGN GOVERNMENT OBLIGATIONS 0.1%
		Province of Quebec (Canada),
A1	390	5.75%, 2/15/09	434,965
A1	310	6.125%, 1/22/11	354,975
		Republic of Italy (Italy), Notes,
AA(d)	160	5.375%, 6/15/33	162,309
AA(d)	75	6.00%, 2/22/11	85,483

		Total foreign government obligations (cost $942,958)	1,037,732

		Total long-term investments (cost $590,162,637)	657,605,520

SHORT-TERM INVESTMENTS 32.9%

U.S. Government Securities 0.5%
		United States Treasury Bills,
	3,950	0.92%, 6/17/04(b) (cost $3,942,212)	3,942,210

Shares

Mutual Fund 32.4%

238,121,481	Dryden Core Investment Fund—Taxable Money Market Series(e), (cost $238,121,481; Note 3)	238,121,481

	Total short-term investments (cost $242,063,693)	242,063,691

	Total Investments 122.4% (cost $832,226,330; Note 5)	899,669,211
	Liabilities in excess of other assets (22.4%)	(164,646,943)

	Net Assets 100.0%	$735,022,268

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2004 (Unaudited) cont’d.

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Partial principal amount of $36,900,000 represents a to-be-announced (“TBA”) mortgage dollar roll, see Notes 1 and 4.
(d)	Standard & Poor’s Rating.
(e)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Securities, or portion thereof, on loan, see Note 4.
(g)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed.
(h)	Fair valued security, see Note 1.
(i)	Variable rate instrument.
(j)	Par value is actual and is not rounded to (000).

GO—General Obligation.

LLC—Limited Liability Company.

M.T.N.—Medium Term Notes.

NA—National Association.

PAC—Planned Amortization Class.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

MARCH 31, 2004	SEMI-ANNUAL REPORT

The Prudential Investment Portfolios

Dryden Active Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments, at value including securities on loan of $119,637,597 (cost $832,226,330)	$899,669,211
Cash	28,555
Receivable for investments sold	31,050,391
Dividends and interest receivable	2,010,860
Receivable for Series shares sold	394,548
Due from broker—variation margin	124,694
Prepaid expenses	21,479

Total assets	933,299,738

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	123,327,102
Payable for investments purchased	73,253,597
Payable for Series shares reacquired	575,060
Accrued expenses and other liabilities	486,165
Management fee payable	404,843
Distribution fee payable	195,984
Due to broker—variation margin	34,719

Total liabilities	198,277,470

Net Assets	$735,022,268

Net assets were comprised of:
Common stock, at par	$57,542
Paid-in capital in excess of par	710,065,160

710,122,702
Undistributed net investment income	1,762,018
Accumulated net realized loss on investments	(44,374,703)
Net unrealized appreciation on investments and financial futures contracts	67,512,251

Net assets March 31, 2004	$735,022,268

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share
($441,144,085 ÷ 34,565,556 shares of common stock issued and outstanding)	$12.76
Maximum sales charge (5.5% of offering price)	0.74

Maximum offering price to public	$13.50

Class B

Net asset value, offering price and redemption price per share
($106,133,841 ÷ 8,322,496 shares of common stock issued and outstanding)	$12.75

Class C

Net asset value, offering price and redemption price per share
($13,386,831 ÷ 1,049,676 shares of common stock issued and outstanding)	$12.75

Class Z

Net asset value, offering price and redemption price per share
($174,357,511 ÷ 13,604,527 shares of common stock issued and outstanding)	$12.82

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	41

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Income
Dividends (net of foreign withholding taxes of $2,272)	$4,728,339
Interest	2,947,315
Income from securities loaned, net	115,208

Total income	7,790,862

Expenses
Management fee	2,360,259
Distribution fee—Class A	538,550
Distribution fee—Class B	545,110
Distribution fee—Class C	66,322
Transfer agent’s fees and expenses	514,000
Custodian’s fees and expenses	160,000
Audit fee	13,000
Directors’ fees	9,000
Legal fees and expenses	4,000
Registration fees	2,000
Miscellaneous	12,935

Total operating expenses	4,225,176

Net investment income	3,565,686

Realized And Unrealized Gain (Loss) On Investments

Net realized gain on:
Investment transactions	37,616,889
Financial futures contracts	593,423

38,210,312

Net change in unrealized appreciation (depreciation) on:
Investments	40,181,463
Financial futures contracts	(306,380)

39,875,083

Net gain on investments	78,085,395

Net Increase In Net Assets Resulting From Operations	$81,651,081

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$3,565,686	$7,126,870
Net realized gain (loss) on investments	38,210,312	(30,896,582)
Net change in unrealized appreciation on investments	39,875,083	158,591,271

Net increase in net assets resulting from operations	81,651,081	134,821,559

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,096,771)	(7,752,275)
Class B	—	(1,573,307)
Class C	—	(158,354)
Class Z	(1,626,404)	(3,950,936)

	(4,723,175)	(13,434,872)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	38,434,667	68,601,247
Net asset value of shares issued in reinvestment of dividends	4,510,771	12,872,855
Cost of shares reacquired	(79,450,247)	(179,176,977)

Net decrease in net assets from Series share transactions	(36,504,809)	(97,702,875)

Total increase	40,423,097	23,683,812

Net Assets

Beginning of period	694,599,171	670,915,359

End of period(a)	$735,022,268	$694,599,171

(a) Includes undistributed net investment income of:	$1,762,018	$2,919,507

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	43

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, Jennison Equity Opportunity Fund, Jennison Dryden Growth Allocation Fund, Jennison Dryden Moderate Allocation Fund and Jennison Dryden Conservative Allocation Fund. The Series was formerly known as Dryden Active Balanced Fund. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean

44	Visit our website at www.jennisondryden.com

between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2004, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	45

Notes to Financial Statements

(Unaudited) Cont’d

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2004, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are

46	Visit our website at www.jennisondryden.com

calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Net Investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	47

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $84,300 and $2,100 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended March 31, 2004. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2004, it received approximately $50,100 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The

48	Visit our website at www.jennisondryden.com

expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2004, the Series incurred fees of approximately $357,000 for the services of PMFS. As of March 31, 2004, approximately $57,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $21,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $17,900 for the six months ended March 31, 2004. As of March 31, 2004, approximately $3,500 of such fees were due to Wachovia. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2004, PIM has been compensated by the Series approximately $38,400 for these services.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2004, the Series earned income of $501,515 and $115,208 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2004 were $692,257,992 and $763,211,458 respectively.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	49

Notes to Financial Statements

(Unaudited) Cont’d

During the six months ended March 31, 2004, the Series entered into financial futures contracts. Details of outstanding contracts at March 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2004	Unrealized Appreciation/ (Depreciation)
	Long Positions:
108	S&P 500 Index	Jun 04	$30,599,513	$30,372,300	$(227,213)
368	U.S. Treasury 5 yr Note	Jun 04	41,215,858	41,791,000	575,142
14	U.S. Treasury 2 yr Note	Jun 04	3,015,293	3,012,406	(2,887)
33	S&P Midcap 400 Index	Jun 04	10,000,650	9,957,750	(42,900)
	Short Positions:
118	U.S Treasury 10 yr Note	Jun 04	13,378,766	13,617,938	(239,172)
5	U.S Treasury
	Bond	Jun 04	576,713	570,313	6,400

					$69,370

The amount of dollar rolls outstanding at March 31, 2004 was $37,980,155 (principal $36,900,000), which was 5.2% of total net assets.

As of March 31, 2004, the Series had securities on loan with an aggregate market value of $119,637,597. The Series received $123,327,102 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$838,309,782	$78,623,705	$17,264,276	$61,359,429

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2003 of approximately $66,754,800 of which $22,900, $16,108,500 and $50,623,400 expires in 2009, 2010 and 2011, respectively. Accordingly, no

50	Visit our website at www.jennisondryden.com

capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series elected to treat post-October capital losses of approximately $8,624,900 incurred in the eleven-month period ended September 30, 2003 as having occurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 3.25 billion shares of $.001 par value of common stock of the Fund authorized which are divided into six series, two of which (including the Series) offer four classes, designated Class A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares. As of March 31, 2004 Prudential owned 329,035 Class A shares of the Series.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	51

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2004:
Shares sold	1,113,039	$13,711,610
Shares issued in reinvestment of dividends	239,027	2,887,451
Shares reacquired	(3,445,567)	(42,306,440)

Net increase (decrease) in shares outstanding before conversion	(2,093,501)	(25,707,379)
Shares issued upon conversion from Class B	868,814	10,761,081

Net increase (decrease) in shares outstanding	(1,224,687)	$(14,946,298)

Year ended September 30, 2003:
Shares sold	2,182,055	$22,675,921
Shares issued in reinvestment of dividends	703,668	7,240,748
Shares reacquired	(7,758,347)	(80,565,008)

Net increase (decrease) in shares outstanding before conversion	(4,872,624)	(50,648,339)
Shares issued upon conversion from Class B	2,195,502	23,524,652

Net increase (decrease) in shares outstanding	(2,677,122)	$(27,123,687)

Class B
Six months ended March 31, 2004:
Shares sold	699,081	$8,603,583
Shares reacquired	(639,506)	(7,867,685)

Net increase (decrease) in shares outstanding before conversion	59,575	735,898
Shares reacquired upon conversion into Class A	(868,075)	(10,761,081)

Net increase (decrease) in shares outstanding	(808,500)	$(10,025,183)

Year ended September 30, 2003:
Shares sold	1,337,730	$14,015,715
Shares issued in reinvestment of dividends	148,356	1,529,548
Shares reacquired	(3,148,182)	(32,134,772)

Net increase (decrease) in shares outstanding before conversion	(1,662,096)	(16,589,509)
Shares reacquired upon conversion into Class A	(2,197,732)	(23,524,652)

Net increase (decrease) in shares outstanding	(3,859,828)	$(40,114,161)

52	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended March 31, 2004:
Shares sold	106,756	$1,320,854
Shares reacquired	(164,885)	(2,035,897)

Net increase (decrease) in shares outstanding	(58,129)	$(715,043)

Year ended September 30, 2003:
Shares sold	452,041	$4,668,350
Shares issued in reinvestment of dividends	15,058	155,251
Shares reacquired	(537,865)	(5,540,896)

Net increase (decrease) in shares outstanding	(70,766)	$(717,295)

Class Z
Six months ended March 31, 2004:
Shares sold	1,193,931	$14,798,620
Shares issued in reinvestment of dividends	133,938	1,623,320
Shares reacquired	(2,207,787)	(27,240,225)

Net increase (decrease) in shares outstanding	(879,918)	$(10,818,285)

Year ended September 30, 2003:
Shares sold	2,582,934	$27,241,261
Shares issued in reinvestment of dividends	382,491	3,947,308
Shares reacquired	(5,676,937)	(60,936,301)

Net increase (decrease) in shares outstanding	(2,711,512)	$(29,747,732)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	53

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47

Income from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	1.32

Total from investment operations	1.38

Less Distributions
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total distributions	(.09)

Net asset value, end of period	$12.76

Total Investment Return(a):	12.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$441,144
Average net assets (000)	$430,840
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.10	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)
Net investment income	1.05	%(e)
For Class A, B, and C shares:
Portfolio turnover rate	102	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Annualized.
(f)	Portfolio turnover for periods of less than one full year are not annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class A

Year Ended September 30,

2003(d)	2002(b)	2001	2000	1999

$9.60	$11.08	$13.76	$13.25	$13.29

.12	.18	.44	.38	.31
1.96	(1.37)	(2.31)	1.10	1.69

2.08	(1.19)	(1.87)	1.48	2.00

(.21)	(.29)	(.38)	(.28)	(.30)
—	—	(.43)	(.69)	(1.74)

(.21)	(.29)	(.81)	(.97)	(2.04)

$11.47	$9.60	$11.08	$13.76	$13.25

21.91%	(11.18)%	(14.40)%	11.56%	16.07%

$410,597	$369,410	$474,409	$16,444	$10,397
$385,242	$461,051	$456,359	$13,248	$6,918

1.11%	1.11%	1.21%	1.30%	1.41%
.86%	.86%	.96%	1.05%	1.16%
1.12%	1.51%	2.21%	2.76%	2.29%

212%	215%	134%	243%	230%

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	55

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2004(c)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.42

Income from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment transactions	1.31

Total from investment operations	1.33

Less Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$12.75

Total Investment Return(a):	11.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$106,134
Average net assets (000)	$109,022
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income	.30	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Class B

Year Ended September 30,

2003(c)	2002(b)	2001	2000	1999

$9.56	$11.00	$13.68	$13.17	$13.22

.04	.10	.40	.27	.19
1.95	(1.36)	(2.35)	1.11	1.69

1.99	(1.26)	(1.95)	1.38	1.88

(.13)	(.18)	(.30)	(.18)	(.19)
—	—	(.43)	(.69)	(1.74)

(.13)	(.18)	(.73)	(.87)	(1.93)

$11.42	$9.56	$11.00	$13.68	$13.17

20.96%	(11.73)%	(14.99)%	10.78%	15.12%

$104,308	$124,201	$181,313	$18,648	$10,979
$113,112	$169,928	$225,621	$13,794	$7,018

1.86%	1.86%	1.96%	2.05%	2.16%
.86%	.86%	.96%	1.05%	1.16%
.38%	.77%	1.55%	2.01%	1.54%

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	57

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2004(c)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.42

Income from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment transactions	1.31

Total from investment operations	1.33

Less Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total distributions	—

Net asset value, end of period	$12.75

Total Investment Return(a):	11.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,387
Average net assets (000)	$13,264
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income	.30	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Class C

Year Ended September 30,

2003(c)	2002(b)	2001	2000	1999

$9.56	$11.00	$13.68	$13.17	$13.22

.04	.08	.32	.27	.19
1.95	(1.34)	(2.27)	1.11	1.69

1.99	(1.26)	(1.95)	1.38	1.88

(.13)	(.18)	(.30)	(.18)	(.19)
—	—	(.43)	(.69)	(1.74)

(.13)	(.18)	(.73)	(.87)	(1.93)

$11.42	$9.56	$11.00	$13.68	$13.17

20.96%	(11.73)%	(14.99)%	10.78%	15.12%

$12,655	$11,268	$16,423	$2,893	$1,117
$12,132	$15,577	$14,019	$1,741	$674

1.86%	1.86%	1.96%	2.05%	2.16%
.86%	.86%	.96%	1.05%	1.16%
.37%	.76%	1.43%	2.02%	1.54%

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	59

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2004(c)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.53

Income from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	1.33

Total from investment operations	1.41

Less Distributions
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total distributions	(.12)

Net asset value, end of period	$12.82

Total Investment Return(a):	12.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$174,358
Average net assets (000)	$173,107
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income	1.30	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,

2003(c)	2002(b)	2001	2000	1999

$9.66	$11.14	$13.79	$13.27	$13.32

.14	.21	.35	.40	.35
1.97	(1.37)	(2.17)	1.12	1.68

2.11	(1.16)	(1.82)	1.52	2.03

(.24)	(.32)	(.40)	(.31)	(.34)
—	—	(.43)	(.69)	(1.74)

(.24)	(.32)	(.83)	(1.00)	(2.08)

$11.53	$9.66	$11.14	$13.79	$13.27

22.11%	(10.86)%	(13.96)%	11.87%	16.32%

$167,039	$166,036	$207,850	$146,516	$124,250
$172,708	$206,376	$230,926	$137,089	$130,052

.86%	.86%	.96%	1.05%	1.16%
.86%	.86%	.96%	1.05%	1.16%
1.36%	1.76%	2.51%	2.99%	2.54%

See Notes to Financial Statements.

The Prudential Investment Portfolios/Dryden Active Allocation Fund	61

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003. At such meeting the following proposal was submitted to shareholders for approval:

2)	To approve amendments to the Articles of Incorporation.
Not approved

62	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Active Allocation Fund
Share Class	A	B	C	Z

NASDAQ	PIBAX	PBFBX	PABCX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E859

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	Z

NASDAQ	PIBAX	PBFBX	PABCX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E859

MF185E2    IFS-A091958    Ed. 05/2004

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Lori E. Bostrom
Lori E. Bostrom Secretary

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 24, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 24, 2004

*	Print the name and title of each signing officer under his or her signature.